                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-41034
                                                              File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /

         Post-Effective Amendment No.          38                            /X/

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.     38

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
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               (Exact Name of Registrant as Specified in Charter)

                2005 Market Street, Philadelphia, Pennsylvania   19103-7094
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                     (Address of Principal Executive Offices)    (Zip Code)

Registrant' s Telephone Number, including Area Code:     (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:   As soon as possible after effectiveness.

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    /X/     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

/    / This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new series of shares, designated as the Delaware Focus Global Growth Fund. The prospectuses  and  statement  of  additional  information  relating to the other series of the Registrant are not amended or superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 38 to Registration File No. 033-41034 includes the following:

1.   Facing Page

2.   Contents Page

3.   Part A - Prospectuses

4.   Part B - Statement of Additional Information

5.   Part C - Other Information

6.   Signatures

7.   Exhibits

              [GRAPHIC OMITTED][GRAPHIC OMITTED]

Prospectus        DECEMBER [___], 2008
[GRAPHIC OMITTED]
24

                           DELAWARE FOCUS GLOBAL GROWTH FUND
                           CLASS A |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                 SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
    PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                     page
Delaware Focus Global Growth Fund

How we manage the Fund                                           page
Our investment strategies
The securities in which the Fund typically invests
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                             page
Investment manager
Portfolio managers
Manager of managers structure
Who's who?

About your account                                               page
Investing in the Fund
   Choosing a class share
   Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of contingent deferred sales charges
How to buy shares
Fair valuation
Retirement plans
Document delivery
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions, and taxes
Certain management considerations

Financial highlights                                             page

Contact information                                              page

Profile: Delaware Focus Global Growth Fund

Delaware  Focus  Global  Growth Fund is available  only to certain  residents of certain states.

What is the Fund's objective?

The Delaware  Focus Global  Growth Fund seeks  long-term  capital  appreciation.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?

The Fund seeks to achieve its  investment  objective by  investing  primarily in common  stocks of U.S.  and  non-U.S.  companies,  which may  include  companies
located  or  operating  in   developed   or  emerging   markets.   Under  normal
circumstances,  the Fund will  invest in equity  securities  of issuers  located throughout the world,  including the United States,  and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the
Fund will typically invest in mid- and large- cap equity  securities.  More than
25% of the Fund's  total  assets may be  invested in the  securities  of issuers located in the same  country.  Although  the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of established companies in countries with developed economies.

Using a bottom up approach,  the Fund's investment manager,  Delaware Management
Company (Manager) seeks to select  securities  believed to have large end-market potential,  superior business models,  and strong free cash flow generation that are attractively  priced compared to the intrinsic value of the securities.  The
Manager also considers a company's operational efficiencies,  management's plans for capital allocation, and the company's shareholder orientation.  All of these factors  give an insight  into the  outlook  for a company,  helping to identify companies  poised for sustainable  free cash flow growth.  The Manager  believes that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.  Whether companies provide dividend income and the  amount  of income  they  provide  will not be a  primary  factor in the
Manager's security selection decisions. The Manager may sell a security if it no longer  believes  that the  security  is likely to  contribute  to  meeting  the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates.  Stocks of companies with high growth  expectations  may be more susceptible to price declines if they do not meet those high expectations

Investments in small- and mid-capitalization securities tend to be more volatile than  investments in larger  capitalization  securities.  Investments in foreign
securities   involve   special  risks   including   those  related  to  currency
fluctuations, as well as to political, economic, and social situations different from, and  potentially  more volatile than,  those in the U.S. In addition,  the accounting,  tax, and  financial  reporting  standards of foreign  countries are different from and may be less reliable or comprehensive  than those relating to
U.S. issuers. To the extent the Fund invests in securities of issuers located in emerging markets, such investments may present greater risks than investments in issuers located in more developed  countries,  including risks of appropriation, adverse changes in tax regulations, and currency controls.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [x].

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved  with foreign  investments that are not ordinarily  associated  with domestic  investments to the same degree or magnitude

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment in domestic securities
o    Investors  unwilling to accept the risks involved with foreign  investments that are not ordinarily  associated  with domestic  investments to the same degree or magnitude

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Focus Global Growth Fund performed?

There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

What are the Fund's fees and expenses?

------------------------------------- -------------------------------------------------- ----------- ----------- ----------
Sales charges are fees paid
directly from your investments when
you buy or sell shares of the
Fund.  You do not pay sales charges
when you buy or sell Class R shares.  CLASS                                                       A           C         R

------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on purchases        5.75%        none       none
                                      as a percentage of offering price
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum contingent deferred sales charge (load)       none(1)    1.00%(2)       none
                                      as a percentage of original purchase price or
                                      redemption price, whichever is lower
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on                   none        none       none
                                      reinvested dividends
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Redemption fees                                          none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Exchange fees(3)                                         none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------

-------------------------------------- ------------------------------------------------ ----------- ----------- -----------
Annual fund operating expenses are     CLASS                                                     A           C           R
deducted from the Fund's assets.
-------------------------------------- ------------------------------------------------ ----------- ----------- -----------
                                       Management fees(4)                                    0.85%       0.85%       0.85%
-------------------------------------- ------------------------------------------------ ----------- ----------- -----------
                                       Distribution and service (12b-1) fees(4)              0.30%       1.00%       0.60%
-------------------------------------- ------------------------------------------------ ----------- ----------- -----------
                                       Other expenses(5)                                     2.90%       2.90%       2.90%
-------------------------------------- ------------------------------------------------ ----------- ----------- -----------
                                       Total annual fund operating expenses                  4.05%       4.75%       4.35%
-------------------------------------- ------------------------------------------------ ----------- ----------- -----------

-------------------------------------- ----------- ---------- ----------- ----------------- ------------
This example is intended to help you   CLASS               A           C                 C            R
compare the cost of investing in the                                         (if redeemed)
Fund to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Fund expenses
on a hypothetical investment of
$10,000 with an annual 5% return
over the time shown.  The Fund's
actual rate of return may be greater
or less than the hypothetical 5%
return we use here. This example
assumes that the Fund's total
operating expenses remain unchanged
in each of the periods shown.  This
is an example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
-------------------------------------- ----------- ---------- ----------- ----------------- ------------
                                       1 year           $959        $476              $576         $436

-------------------------------------- ----------- ---------- ----------- ----------------- ------------
                                       3 years        $1,737      $1,430            $1,430       $1,318

                                       ----------- ---------- ----------- ----------------- ------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to  redemptions  made  within  two years of  purchase.  Additional  Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.

(3)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(4)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment advisory fees and pay/or reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage
     fees,   certain  insurance  costs,  and  non-routine   expenses  or  costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,    conducting    shareholder    meetings,    and   liquidations
     (collectively,  "non-routine  expenses"))  in order to prevent total annual fund operating  expenses from  exceeding  1.20% of the Fund's average daily
     net  assets  and  the  Fund's  distributor,   Delaware  Distributors,  L.P.
     (Distributor),  has  voluntarily  agreed  to waive all  12b-1  fees.  These expense waivers and  reimbursements may be discontinued at any time because they are  voluntary,  and they apply only to expenses  paid directly by the
     Fund.  The fees and  expenses  shown in the table  above do not reflect the voluntary  caps.  The  following  table  reflects  the  Manager's  and  the
     Distributor's voluntary fee waivers.

---------------------------------------------- ----------- ---------- ---------
CLASS                                                   A          C         R
---------------------------------------------- ----------- ---------- ---------
Management fees                                     0.85%      0.85%     0.85%
---------------------------------------------- ----------- ---------- ---------
Distribution and service (12b-1) fees               0.30%      1.00%     0.60%
---------------------------------------------- ----------- ---------- ---------
Other expenses                                      2.90%      2.90%     2.90%
---------------------------------------------- ----------- ---------- ---------
Total net annual fund operating expenses            4.05%      4.75%     4.35%
---------------------------------------------- ----------- ---------- ---------
Fee waivers and expenses                          (2.85%)    (3.55%)   (3.15%)
---------------------------------------------- ----------- ---------- ---------
Net expenses                                        1.20%      1.20%     1.20%
---------------------------------------------- ----------- ---------- ---------

(5)  "Other expenses" are based on estimates for the current fiscal year.

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund. The following are  descriptions of how we pursue the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

The Fund seeks long-term  capital  appreciation.  To achieve this objective,  we invest primarily in common stocks of U.S. and non-U.S.  companies and, though we have the  flexibility to invest in companies of all sizes, we generally focus on medium and large size  companies.  Our goal is to own companies that grow faster than the world economy. Using a bottom up approach, we look for companies that:
o    have large-end market  potential,  superior business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital allocation; and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The disciplined,  research  intensive  selection process that we use is designed to identify catalysts such as:
o    management changes;
o    new products;
o    structural changes in the economy;
o    corporate restructuring and turnaround situations; or
o    changes in industry structure.

We seek to maintain a diversified  portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.  Because the Fund's objective is capital appreciation, the  amount of  dividend  income  that a stock  provides  is only an  incidental consideration.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities in which the Fund typically invests
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  The Fund's  holdings  will  generally be  denominated  in a foreign  currency.  Please see the Fund's  Statement of  Additional  Information
(SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

--------------------------------------------------------------------------------
Common or ordinary stocks
--------------------------------------------------------------------------------

Securities  that represent  shares of ownership in a  corporation.  Stockholders participate in the corporation's  profits  proportionate to the number of shares they own.

How the Fund  uses  them:  Generally,  the Fund  invests  85% to 100% of its net assets in common stock of companies that the Manager believes have  appreciation potential.  The Fund may invest in companies of all sizes, but typically focuses on medium and large size companies.

--------------------------------------------------------------------------------
American  depositary  receipts (ADRs),  European depositary receipts (EDRs), and
Global depositary receipts (GDRs)
--------------------------------------------------------------------------------

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Generally,  the holder of the depositary receipt is entitled to all payments of  interest,  dividends,  or capital  gains that are made on the underlying security.

How the Fund uses them: The Fund may invest in sponsored and  unsponsored  ADRs,
EDRs,  and GDRs,  generally  focusing on those whose  underlying  securities are issued by foreign entities.  Sponsored depositary receipts are issued jointly by the  issuer of the  underlying  security  and the  depositary,  and  unsponsored depositary  receipts are issued by the depositary  without the  participation of the issuer of the underlying security.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt,  the Manager  evaluates the price levels,  the  transaction costs,  taxes, and administrative  costs or other relevant factors involved with each security to try to identify the most efficient choice.

--------------------------------------------------------------------------------
Foreign currency transactions
--------------------------------------------------------------------------------

A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Fund uses  them:  Although  the Fund  values  its  assets  daily in U.S.
dollars,  it does not intend to convert its holdings of foreign  currencies into
U.S. dollars on a daily basis. It will, however,  from time to time, purchase or sell foreign  currencies  and/or  engage in forward  foreign  currency  exchange transactions.  It may conduct its foreign currency  transactions on a cash basis at the rate  prevailing  in the foreign  currency  exchange  market or through a forward foreign currency exchange contract or forward contract.

The Fund may use forward  contracts for defensive hedging purposes to attempt to protect the value of its current security or currency holdings.  It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security,  in terms of U.S. dollars.  Investors should be aware of the costs of currency  conversion.  The Fund will not use forward  contracts for speculative purposes.

--------------------------------------------------------------------------------
Investment company securities
--------------------------------------------------------------------------------

In some  countries,  investments  by U.S.  mutual  funds are  generally  made by purchasing shares of investment  companies that in turn invest in the securities of such countries.

How the Fund uses them: The Fund may hold investment  company  securities if the
Manager  believes that the country offers good  investment  opportunities.  Such investment companies may be open-end or closed-end investment  companies.  These investments  involve an indirect payment by the Fund's shareholders of a portion of the expenses of the other  investment  companies,  including  their  advisory fees.

--------------------------------------------------------------------------------
Restricted securities
--------------------------------------------------------------------------------

Privately placed  securities  whose resale is restricted  under U.S.  securities laws.

How the Fund uses them:  The Fund may  invest in  privately  placed  securities, including  those that are eligible for resale only among  certain  institutional buyers without registration, which are commonly known as "Rule 144A Securities."
Restricted  securities  that are  determined  to be illiquid  may not exceed the
Fund's limit on illiquid securities.

--------------------------------------------------------------------------------
Illiquid securities
--------------------------------------------------------------------------------

Illiquid securities are securities that do not have a ready market and cannot be readily  sold within seven days at  approximately  the price at which a fund has valued them. Illiquid securities include repurchase  agreements maturing in more than seven days.

How the Fund  uses  them:  The Fund may  invest  up to 15% of its net  assets in illiquid securities.

--------------------------------------------------------------------------------
Repurchase agreements
--------------------------------------------------------------------------------
An  agreement  between a buyer of  securities,  such as a fund,  and a seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Fund uses them:  Typically,  the Fund uses  repurchase  agreements  as a short-term  investment  for its cash  position.  In order  to enter  into  these repurchase  agreements,  it  must  have  collateral  of at  least  102%  of  the repurchase  price.  It will only enter into  repurchase  agreements in which the collateral  is  comprised  of  U.S.  government  securities.  In  the  Manager's discretion,  the Fund may invest overnight cash balances in short-term  discount
notes  issued  or   guaranteed   by  the  U.S.   government,   its  agencies  or
instrumentalities or government-sponsored corporations.

--------------------------------------------------------------------------------
Options and futures
--------------------------------------------------------------------------------

Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future  date.  The  purchaser of an option may or may not choose to go  through  with the  transaction;  the  seller of an option  must go through with the transaction.  Writing a call option on a security obligates the owner of the  security to sell it at an agreed upon price on an agreed upon date
(usually no more than nine months in the future).  The writer of the call option receives a premium  payment from the purchaser of the call,  but if the security appreciates  to a price greater than the agreed upon selling price, a fund would lose out on those gains.  A call option written by a fund is "covered" if a fund owns the security  underlying the option or has an absolute and immediate  right
to  acquire  that  security  without  additional  cash  consideration.   Futures
contracts are  agreements  for the purchase or sale of securities at a specified price,  on a  specified  date.  Unlike an  option,  a futures  contract  must be executed unless it is sold before the settlement  date.  Options and futures are generally considered to be derivative securities.

How the Fund uses them: If the Fund has stocks that have  unrealized  gains,  it may want to protect those gains when it anticipates adverse conditions. It might use  options or  futures  to  neutralize  the  effect of any  anticipated  price declines,  without  selling the security.  It may also use options or futures to gain  exposure to a particular  market  segment  without  purchasing  individual securities in that segment,  particularly if it had excess cash that the Manager wanted to invest quickly. The Fund might use covered call options if the Manager believes that doing so would help the Fund to meet its investment objective. Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.  The Fund has claimed an exclusion from the definition of the term  "commodity  pool  operator"  under the  Commodity  Exchange Act (CEA) and, therefore,  is not subject to  registration  or regulation  as a commodity  pool operator under the CEA.

--------------------------------------------------------------------------------
Equity linked securities
--------------------------------------------------------------------------------

Privately  issued  derivative  securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Fund  uses  them:  The Fund may  invest  up to 10% of its net  assets in equity linked  securities.  Equity linked securities may be considered  illiquid and are  subject  to the  Fund's  limitation  on  illiquid  securities.  In some instances,  investments  in equity linked  securities may also be subject to the
Fund's limitation on investments in investment companies.

--------------------------------------------------------------------------------

Lending securities

The  Fund  may  lend up to 25% of its  assets  to  qualified  broker/dealers  or institutional investors for use in their securities  transactions.  Borrowers of the Fund's  securities  must provide  collateral  to it and adjust the amount of collateral  each  day to  reflect  the  changes  in  the  value  of  the  loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes  or to  facilitate  redemptions.  It may  also  obtain  such short-term  credit as may be necessary  for the clearance of purchases and sales of  portfolio  securities.  It will be required  to pay  interest to the lending banks on the amounts borrowed. As a result,  borrowing money could result in the
Fund being unable to meet its investment objective.

Initial public offerings (IPOs)

Under certain market conditions, the Fund may invest in companies at the time of
their  IPO.   Companies  involved  in  IPOs  generally  have  limited  operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market,  the small number of shares available for trading, and limited investor  information.  IPOs may be sold  within  12  months  of  purchase.  This  may  result  in  increased short-term  capital  gains,  which will be taxable to  shareholders  as ordinary income.

Temporary defensive positions

In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments  in cash or  cash  equivalents  or  other  high-quality,  short-term instruments.  These  investments may not be consistent with a Fund's  investment objective. To the extent that the Fund holds these instruments,  the Fund may be unable to achieve its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery  basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. It will  designate  cash or securities in amounts  sufficient to cover the its obligations, and will value the designated assets daily.

Portfolio turnover

We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------
Market risk
--------------------------------------------------------------------------------

Market  risk is the risk that all or a majority of the  securities  in a certain market--like  the stock or bond  market--or in a certain  country or region will decline  in value  because  of  economic  conditions,  future  expectations,  or investor confidence.

How the Fund strives to manage it: The Manager maintains a long-term  investment approach  and focus on stocks  that we believe can  appreciate  over an extended time frame regardless of interim market  fluctuations.  In deciding what portion of the  Fund's  portfolio  should be  invested  in any  individual  country,  we evaluate a variety of factors,  including  opportunities  and risks  relative to other countries.  We do not try to predict overall stock market movements and do not trade for short-term purposes.

--------------------------------------------------------------------------------
Industry and security risk
--------------------------------------------------------------------------------

Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock or bond.

How the Fund  strives  to  manage  them:  The Fund  typically  holds a number of different  securities  in a variety of sectors in order to  minimize  the impact that a poorly performing security would have on it.

--------------------------------------------------------------------------------
Emerging markets risk
--------------------------------------------------------------------------------

Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.  In addition, in many emerging markets,  there is  substantially  less  publicly  available  information  about issuers and the information  about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature  and  diverse  and the  securities  markets  which  are  subject  to less government  regulation  or  supervision  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Fund  strives to manage it: To the extent the Fund  invests in  emerging markets,  we carefully screen  securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer.

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------

Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the  Fund  strives  to  manage  it:  The  Manager  evaluates  the  political situations in the countries  where we invest and take into account any potential risks  before we select  securities  for the Fund.  However,  there is no way to eliminate  political risk when investing  internationally.  In emerging markets, political  risk is typically  more likely to affect the economy and share prices than in developed markets.

--------------------------------------------------------------------------------
Currency risk
--------------------------------------------------------------------------------

Currency  risk is the  risk  that  the  value  of a  fund's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the Fund  strives  to manage  it:  The  Manager  may try to hedge the Fund's currency risk by purchasing foreign currency exchange contracts.  If we agree to purchase or sell foreign  securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future  changes in currency  rates.  If we have agreed to purchase or sell a security,  we may also use foreign  currency  exchange  contracts to "lock-in" the security's  price in terms  of U.S.  dollars  or  another  applicable  currency.  We may use  forward currency exchange  contracts only for defensive or protective  measures,  not to enhance portfolio returns.  However,  there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------

Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Fund  strives  to manage  it: We  conduct  fundamental  research  on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------

Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Fund  strives to manage it: We will  attempt  to reduce  these  risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

--------------------------------------------------------------------------------
Transaction costs risk
--------------------------------------------------------------------------------

Transaction  costs risk  relates to the costs of buying,  selling,  and  holding foreign securities,  including  brokerage,  tax, and custody costs, which may be higher than those involved in domestic transactions.

How the Fund strives to manage it: We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

--------------------------------------------------------------------------------
Derivatives risk
--------------------------------------------------------------------------------

Derivatives  risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (such as a strategy  involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite  direction  from what the  portfolio  manager had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty  because the transaction depends on the willingness and ability of the  counterparty to fulfill its contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: The Fund will use  derivatives  for defensive purposes,  such as to protect gains or hedge against  potential  losses  without actually selling a security,  to neutralize the impact of interest rate changes, to  affect  diversification,  or to earn  additional  income.  It  will  not use derivatives for reasons inconsistent with its investment objective.  The Manager also  researches and  continually  monitors the  creditworthiness  of current or potential counterparties.

--------------------------------------------------------------------------------
Futures and Options Risk
--------------------------------------------------------------------------------

Futures and options risk is the possibility that a fund may experience a loss if it employs an options  or  futures  strategy  related to a security  or a market index and that security or index moves in the opposite  direction  from what the manager anticipated. Futures and options also involve additional expenses, which could  reduce any benefit or increase  any loss that a fund gains from using the strategy.

How the Fund  strives  to manage  it: The Fund may use  options  and  futures to protect gains in the portfolio without actually selling a security.  It may also use options and futures to quickly  invest  excess cash so that the portfolio is generally fully invested.

--------------------------------------------------------------------------------
Small Company Risk
--------------------------------------------------------------------------------

Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Fund strives to manage it:  Although the Manager  typically  focuses the
Fund's  investment  in medium and large size  companies,  we may invest in small companies  and would be subject to this risk.  We attempt to reduce this risk by diversifying investments.

--------------------------------------------------------------------------------

Disclosure of portfolio holdings information

A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager is entitled to be paid a fee of:

      0.85% of average daily net assets up to $500 million;
      0.80% of average daily net assets from $500 million to $1 billion;
      0.75% of average daily net assets from $1 billion to $2.5 billion; and
      0.70% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Gregory M. Heywood,  Patrick G. Fortier and Christopher J. Bonavico have primary responsibility for making day-to-day investment decisions for the Fund.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Gregory  M.  Heywood,  who  joined  Delaware  Investments  in April  2005,  is a portfolio  manager and analyst on the firm's Focus Growth Equity team. This team is responsible  for large-cap  growth,  all-cap  growth,  and one mid-cap growth portfolio.  He was most recently a research  analyst at Transamerica  Investment
Management.  Before joining  Transamerica in 2004, he worked as a senior analyst for Wells Capital  Management from 2003 to 2004 and Montgomery  Asset Management from 1996 to 2003.  Heywood  received  a  bachelor's  degree and an MBA from the
University of California at Berkeley.

Patrick G. Fortier, CFA Vice President, Portfolio Manager, Equity Analyst
Patrick  G.  Fortier,  who  joined  Delaware  Investments  in April  2005,  is a portfolio  manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one mid-cap growth portfolio.  He was most recently a  portfolio  manager at  Transamerica  Investment  Management.  Before joining  Transamerica  in 2000, he worked for OLDE Equity  Research as an equity analyst.  Fortier received his bachelor's  degree in finance from the University of Kentucky.

Christopher J. Bonavico,  CFA, Vice President,  Senior Portfolio Manager, Equity
Analyst
Christopher J.  Bonavico,  who joined  Delaware  Investments in April 2005, is a senior  portfolio  manager on the firm's Focus Growth Equity team.  This team is responsible  for  large-cap  growth,  all-cap  growth,  and one  mid-cap  growth
portfolio.   He  was  most  recently  a  principal  and  portfolio   manager  at
Transamerica  Investment  Management,  where he  managed  sub-advised  funds and institutional  separate accounts.  Before joining Transamerica in 1993, he was a research analyst for Salomon  Brothers.  Bonavico received his bachelor's degree in economics from the University of Delaware.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The  Fund  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Fund's  Board,  for  overseeing  the Fund's  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?

This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

Board of trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through  broker/dealers,  financial  advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You  may  qualify  for  other  reduced  sales  charges  and  under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class C and Class R shares.  See  "Dealer  compensation"  below for further information.  The Fund's  Distributor has  voluntarily  agreed to waive the
     Class A 12b-1  fee.  This  waiver is  voluntary  and may be  terminated  or modified at any time.

o    Class A shares  generally  are not  subject to a CDSC except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

------------------------------------- ------------------------------------ ----------------------------------------------
      Amount of purchase              Sales charge as % of offering price     Sales charge as % of net amount invested
------------------------------------- ------------------------------------ ----------------------------------------------
        Less than $50,000                             5.75%                                     6.54%
-------------------------------------------------------------------------------------------------------------------------
 $50,000 but less than $100,000                       4.75%                                     5.41%
-------------------------------------------------------------------------------------------------------------------------
 $100,000 but less than $250,000                      3.75%                                     4.31%
-------------------------------------------------------------------------------------------------------------------------
 $250,000 but less than $500,000                      2.50%                                     3.00%
-------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1 million                     2.00%                                     2.44%
-------------------------------------------------------------------------------------------------------------------------
       $1 million or more                None (Limited CDSC may apply)*             None (Limited CDSC may apply)*

--------------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you  redeem  these  shares  within  the first  year  after your purchase  and 0.50% if you redeem  them  within the second  year,  unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed on an amount  equal to the lesser of:  (1)  the NAV at the  time  the  Class A  shares  being  redeemed  were purchased; or (2) the NAV of such Class A shares at the time of redemption.
     For purposes of this formula, the "NAV at the time of purchase" will be the
     NAV at  purchase  of the  Class A shares  even if those  shares  are  later exchanged  for shares of another  Delaware  Investments(R)Fund  and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of contingent deferred sales charges - Class C" below.

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net  assets  (of which  0.25% is a service  fee) paid to the
     Distributor,  dealers,  or others for  providing  services and  maintaining shareholder  accounts.  The Fund's  Distributor has  voluntarily  agreed to waive the Class C 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

o    Because of its higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Class C shares do not automatically convert to another class.

o    You may  purchase  any amount less than $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than  the  12b-1  fee for  Class  C  shares.  The  Fund's  Distributor  has voluntarily agreed to waive the 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Class R shares do not automatically convert to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers
     from   plans   that   were   previously    maintained   on   the   Delaware
     Investments(R)retirement   recordkeeping   system  or  BISYS's   retirement
     recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no traditional  IRAs, Roth IRAs, SIMPLE IRAs, SEPs,  SARSEPs,  etc.). For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class C

CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class C shares of the Fund,  even if those  shares  are later  exchanged  for shares of another  Delaware  Investments(R)Fund.  In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption"  will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

--------------------------------------- ----------- ------------- --------------
                                        Class A(1)     Class C(2)   Class R(3)
--------------------------------------- ----------- ------------- --------------
Commission (%)                                 -         1.00%          -
--------------------------------------- ----------- ------------- --------------
  Investment less than $50,000               5.00%         -            -
--------------------------------------- ----------- ------------- --------------
  $50,000 but less than $100,000             4.00%         -            -
--------------------------------------- ----------- ------------- --------------
  $100,000 but less than $250,000            3.00%         -            -
--------------------------------------- ----------- ------------- --------------
  $250,000 but less than $500,000            2.00%         -            -
--------------------------------------- ----------- ------------- --------------
  $500,000 but less than $1,000,000          1.60%         -            -
--------------------------------------- ----------- ------------- --------------
  $1,000,000 but less than $5,000,000        1.00%         -            -
--------------------------------------- ----------- ------------- --------------
  $5,000,000 but less than $25,000,000       0.50%         -            -
--------------------------------------- ----------- ------------- --------------
  $25,000,000 or more                        0.25%         -            -
--------------------------------------- ----------- ------------- --------------
12b-1 fee to dealer                          0.30%       1.00%        0.60%
--------------------------------------- ----------- ------------- --------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested. Your securities dealer may be eligible to receive up to 0.30%
     of the  12b-1  fee  applicable  to Class A shares.  The  maximum  12b-1 fee applicable to Class A shares is 0.30% of average daily net assets; however, the  Distributor  is  presently  waiving  the  12b-1  fee.  This  waiver is voluntary and may be terminated or modified at any time.

(2)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. The maximum 12b-1 fee applied to Class C shares is
     1.00% of average daily net assets,  however,  the  Distributor is presently waiving the 12b-1 fee.  This waiver is voluntary  and may be  terminated or waived at any time.

(3)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets;  however,  the  Distributor is presently  waiving  the 12b-1  fee.  This  waiver is  voluntary  and may be terminated or modified at any time.

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

-------------------------- ----------------------------------- ---------------------------------------------
Program                               How it works                                               Share
                                                                                                class
-------------------------- ----------------------------------- ---------------------------------------------
                                                                        A                           C
-------------------------- ----------------------------------- --------------------- -----------------------
Letter of intent           Through a letter of intent, you              X            Although the letter
                           agree to invest a certain amount                          of intent and rights
                           in Delaware Investments(R)Funds                            of accumulation do
                           (except money market funds with                           not apply to the
                           no sales charge) over a 13-month                          purchase of Class C
                           period to qualify for reduced                             shares, you can
                           front-end sales charges.                                  combine your purchase
                                                                                     of Class A shares
                                                                                     with your purchase of
                                                                                     Class C shares to
                                                                                     fulfill your letter
                                                                                     of intent or qualify
                                                                                     for rights of
                                                                                     accumulation.

-------------------------- ----------------------------------- ---------------------
Rights of accumulation     You can combine your holdings or             X
                           purchases of all Delaware
                           Investments(R)Funds (except money
                           market funds with no sales
                           charge), as well as the holdings
                           and purchases of your spouse and
                           children under 21 to qualify for
                           reduced front-end sales charges.
-------------------------- ----------------------------------- --------------------- -----------------------
Reinvestment of redeemed   Up to 12 months after you redeem    For Class A, you      Not available.
shares                     shares, you can reinvest the        will not have to
                           proceeds without paying a sales     pay an additional
                           charge.                             front-end sales
                                                               charge.
-------------------------- ----------------------------------- --------------------- -----------------------
SIMPLE IRA, SEP, SARSEP,   These investment plans may                   X            There is no reduction
401(k), SIMPLE 401(k),     qualify for reduced sales charges                         in sales charges for
Profit Sharing, Money      by combining the purchases of all                         Class C shares for
Purchase, 403(b)(7), and   members of the group. Members of                          group purchases by
457 Retirement Plans       these groups may also qualify to                          retirement plans.
                           purchase shares without a
                           front-end sales charge and may
                           qualify for a waiver of any CDSCs
                           on Class A shares.
-------------------------- ----------------------------------- --------------------- -----------------------

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)dividend  reinvestment plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)  Fund, the Manager, or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel,  or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware  Investments(R)Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  advisors if such  brokers,  dealers,  or investment advisors  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class, if applicable.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

The Fund's applicable CDSCs may be waived under the following circumstances:

--------------------------------------------------------- ------------------------- -------------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- -------------------------
                        Category                                     A*                        C
--------------------------------------------------------- ------------------------- -------------------------
Redemptions in accordance with a systematic withdrawal               X                         X
plan, provided the annual amount selected to be
withdrawn under the plan does not exceed 12% of the
value of the account on the date that the systematic
withdrawal plan was established or modified.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions that result from the Fund's right to                     X                         X
liquidate a shareholder's account if the aggregate NAV
of the shares held in the account is less than the
then-effective minimum account size.
--------------------------------------------------------- ------------------------- -------------------------
Distributions to participants or beneficiaries from a                X                   Not available.
retirement plan qualified under Section 401(a) of the
Code.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions pursuant to the direction of a participant               X                   Not available.
or beneficiary of a retirement plan qualified under
Section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- -------------------------
Periodic distributions from an individual retirement                 X                         X
account (i.e. traditional IRA, Roth IRA, SIMPLE IRA,
SEP, SARSEP, Coverdell ESA) or a qualified plan**
(401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,
403(b)(7) and 457 Retirement Plans) not subject to a
penalty under Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.
--------------------------------------------------------- ------------------------- -------------------------
Returns of excess contributions due to any regulatory                X                         X
limit from an individual retirement account (i.e.
traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP,
Coverdell ESA) or a qualified plan** (401(k), SIMPLE
401(k), Profit Sharing, Money Purchase, 403(b)(7) and
457 Retirement Plans)
--------------------------------------------------------- ------------------------- -------------------------
Distributions by other employee benefit plans to pay                 X                   Not available.
benefits.
--------------------------------------------------------- ------------------------- -------------------------
Systematic withdrawals from a retirement account or                  X                         X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.  The systematic withdrawal may be pursuant to
Delaware Investments(R)Funds' systematic withdrawal plan
or a systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- -------------------------
Distributions from an account of a redemption resulting              X                         X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by certain legacy retirement assets that                 X                         X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by the classes of shareholders who are                   X                   Not available.
permitted to purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class A shares at
net asset value" above.
--------------------------------------------------------- ------------------------- -------------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge on the Delaware  Investments(R)Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the SAI, which is available upon request.

How to buy shares

Through your financial advisor

Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

By mail

Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656  or 430 W. 7th Street,  Kansas  City,  MO
64105-1407 for investments by overnight  courier  service.  If you are making an initial  purchase by mail, you must include a completed  investment  application
(or an appropriate  retirement plan  application if you are opening a retirement account) with your check.

Please note that no purchase order submitted by mail will be accepted until such purchase order is received by Delaware  Investments  at P.O. Box 219656,  Kansas
City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas
City, MO 64105-1407 for investments by overnight courier service.  Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, bank account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the shareholder service center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  shareholder service center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell Education Savings Account (formerly,  an "Education IRA") is $500. The minimums  vary for  retirement  plans other than IRAs,  Roth IRAs,  or Coverdell
Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans

In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our shareholder service center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund. We will continue to send one copy of each of these  documents to your household  until you notify us that you wish to receive individual materials. If you wish to receive individual materials,  please call our  shareholder  service center at 800 523-1918 or your financial  advisor.  We will  begin  sending  you  individual  copies  of  these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656  or 430 W. 7th Street,  Kansas  City,  MO
64105-1407  for  redemptions  by overnight  courier  service.  All owners of the account must sign the request.  For redemptions of more than $100,000,  you must include a signature  guarantee  for each owner.  Signature  guarantees  are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that no redemption  order  submitted by mail will be accepted  until such  redemption  order is received by Delaware  Investments at P.O. Box 219656,
Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street,
Kansas City, MO 64105-1407 for redemptions by overnight courier service.  Please do not  send  redemption  requests  to  2005  Market  Street,  Philadelphia,  PA
19103-7094.

By telephone

You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

By wire

You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  shareholder  service center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums

If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  the Fund may redeem your account after 60 days'
written notice to you.

Special services

To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic investing plan

The  automatic  investing  plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct deposit

With  direct  deposit,  you can  make  additional  investments  through  payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of by. mail. When you sign up for eDelivery, you can access your account statements,  shareholder  reports,  and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online   account   access  is  a   password-protected   area  of  the   Delaware
Investments(R)Funds'  Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments(R)Funds. These exchanges are  subject to the same rules as regular  exchanges  (see  below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through  the  dividend  reinvestment  plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  dividend
reinvestment  plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges

You may  generally  exchange  all or part of your  shares for shares of the same class of another  Delaware  Investments(R)Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

On demand service

Through the on demand service,  you or your financial advisor may transfer money between  your Fund  account and your  pre-designated  bank  account by telephone request.  This service is not available for retirement plans. There is a minimum transfer of $25 and a maximum  transfer of $100,000,  except for purchases  into
IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct  deposit  service,  you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not  charge a fee for this  service;  however,  your bank may assess  one.  This service is not available for retirement plans.

Systematic withdrawal plan

Through the systematic  withdrawal  plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through the direct deposit service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a systematic  withdrawal  plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  systematic  withdrawal plan is  established,  all  redemptions  under the plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the plan.

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange,  asset-allocation,  or dollar  cost  averaging  programs;  or  omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include,  without  limitation,  requiring the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have recently  purchased or redeemed Fund shares,  and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends  and  Distributions.  The  Fund  intends  to  qualify  each  year as a regulated  investment company under the Code. As a regulated investment company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes  to you. The Fund expects to declare and  distribute  all of its net investment income, if any, to shareholders as dividends annually.  The Fund will also distribute net realized capital gains, if any, at least annually.  The Fund may  distribute  such income  dividends  and capital gains more  frequently,  if necessary, in order to reduce or eliminate federal excise or income taxes on the
Fund.  The amount of any  distribution  will vary, and there is no guarantee the
Fund will pay either an income  dividend  or a capital  gains  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R)Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special  U.S.  tax  certification  requirements  to avoid backup  withholding  and claim any  treaty  benefits.  The  exemption  from U.S.
withholding for short-term capital gain and  interest-related  dividends paid by the Fund to non-U.S.  investors  will  terminate  and no longer be available for dividends  paid by the Fund with respect to its taxable  years  beginning  after
December 31, 2007;  however,  legislation  has been proposed  which would extend this date.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments  from  funds of  funds,  including  those  offered  by the  Delaware
Investments(R)Funds,  as well as from similar investment  vehicles,  such as 529
Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Code.  From time to time,  the Fund may experience  large  investments or redemptions due to allocations or  re-balancings  by these funds of funds and/or similar  investment  vehicles.  While it is  impossible  to predict  the overall impact of these  transactions  over  time,  there  could be  adverse  effects on portfolio  management.  For example, the Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

                   Contact information

                   Web site
                   www.delawareinvestments.com

                   E-mail
                   service@delinvest.com

                   Shareholder service center
                   800 523-1918
                   Call the shareholder service center weekdays, 8 a.m. to
                   7 p.m. Eastern time:

[X]  For fund information, literature, price, yield, and performance figures.

[X]  For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

       Delaphone service
       800 362-FUND (800 362-3863)

[X]  For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this touch-tone service.

[X]  Written correspondence:  P.O. Box 219656, Kansas City, MO 64121-9656 or 430
     W. 7th Street, Kansas City, MO 64105-1407.

[X]

 DELAWARE FOCUS GLOBAL GROWTH FUND SYMBOLS
                                               CUSIP           NASDAQ
Class A
Class C
Class R

Additional  information about the Fund's  investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Fund's  performance during the period covered by the report.  You can find more information  about the Fund in its current SAI, which is filed  electronically  with  the SEC,  and  which is  legally  a part of this
Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund,  write to us at P.O. Box 219656,  Kansas  City,  MO  64121-9656  by
regular  mail or 430 W. 7th Street,  Kansas  City,  MO  64105-1407  by overnight courier service, or call toll-free 800 523-1918.  The Fund's SAI and shareholder
reports   are   available,   free  of  charge,   through  the  Fund's  Web  site
(www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a  duplication  fee, by  e-mailing  the SEC at  publicinfo@sec.gov  or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.
Information about the Fund, including its SAI, can be reviewed and copied at the
SEC's Public  Reference Room in Washington,  D.C. For  information on the Public
Reference Room, call the SEC at 202 551-8090.

                                  Investment Company Act file number: 811-06324

              [GRAPHIC OMITTED][GRAPHIC OMITTED]

Prospectus                                                 DECEMBER [___], 2008
[GRAPHIC OMITTED]

                           DELAWARE FOCUS GLOBAL GROWTH FUND
                           INSTITUTIONAL CLASS

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
              THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
    PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                 page [x]
Delaware Focus Global Growth Fund

How we manage the Fund                                        page[x]
Our investment strategies                                         [x]
The securities in which the Fund typically invests                [x]
The risks of investing in the Fund                                [x]
Disclosure of portfolio holdings information                      [x]

Who manages the Fund                                          page[x]
Investment manager                                                [x]
Portfolio managers                                                [x]
Manager of managers structure                                     [x]
Who's who?                                                        [x]

About your account                                            page[x]
Investing in the Fund                                             [x]
Payments to intermediaries                                        [x]
How to buy shares                                                 [x]
Fair valuation                                                    [x]
Document delivery                                                 [x]
How to redeem shares                                              [x]
Account minimum                                                   [x]
Exchanges                                                         [x]
Frequent trading of Fund shares                                   [x]
Dividends, distributions, and taxes                               [x]
Certain management considerations                                 [x]

Financial highlights                                              [x]

Contact information                                               [x]

Profile: Delaware Focus Global Growth Fund

Delaware  Focus  Global  Growth Fund is available  only to certain  residents of certain states.

What is the Fund's objective?

The Delaware  Focus Global  Growth Fund seeks  long-term  capital  appreciation.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?

The Fund seeks to achieve its  investment  objective by  investing  primarily in common  stocks of U.S.  and  non-U.S.  companies,  which may  include  companies
located  or  operating  in   developed   or  emerging   markets.   Under  normal
circumstances,  the Fund will  invest in equity  securities  of issuers  located throughout the world,  including the United States,  and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the
Fund will typically invest in mid- and large- cap equity  securities.  More than
25% of the Fund's  total  assets may be  invested in the  securities  of issuers located in the same  country.  Although  the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of established companies in countries with developed economies.

Using a bottom up approach,  the Fund's investment manager,  Delaware Management
Company (Manager) seeks to select  securities  believed to have large end-market potential,  superior business models,  and strong free cash flow generation that are attractively  priced compared to the intrinsic value of the securities.  The
Manager also considers a company's operational efficiencies,  management's plans for capital allocation, and the company's shareholder orientation.  All of these factors  give an insight  into the  outlook  for a company,  helping to identify companies  poised for sustainable  free cash flow growth.  The Manager  believes that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.  Whether companies provide dividend income and the  amount  of income  they  provide  will not be a  primary  factor in the
Manager's security selection decisions. The Manager may sell a security if it no longer  believes  that the  security  is likely to  contribute  to  meeting  the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates.  Stocks of companies with high growth  expectations  may be more susceptible to price declines if they do not meet those high expectations

Investments in small- and mid-capitalization securities tend to be more volatile than  investments in larger  capitalization  securities.  Investments in foreign
securities   involve   special  risks   including   those  related  to  currency
fluctuations, as well as to political, economic, and social situations different from, and  potentially  more volatile than,  those in the U.S. In addition,  the accounting,  tax, and  financial  reporting  standards of foreign  countries are different from and may be less reliable or comprehensive  than those relating to
U.S. issuers. To the extent the Fund invests in securities of issuers located in emerging markets, such investments may present greater risks than investments in issuers located in more developed  countries,  including risks of appropriation, adverse changes in tax regulations, and currency controls.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [x].

Who should invest in the Fund

o    Investors with long-term financial goals

o    Investors seeking exposure to foreign investments

o    Investors  willing to accept the risks  involved  with foreign  investments that are not ordinarily  associated  with domestic  investments to the same degree or magnitude

Who should not invest in the Fund

o    Investors with short-term financial goals

o    Investors seeking an investment in domestic securities

o    Investors  unwilling to accept the risks involved with foreign  investments that are not ordinarily  associated  with domestic  investments to the same degree or magnitude

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Focus Global Growth Fund performed?

There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

What are the Fund's fees and expenses?

------------------------------------------------- ------------------------------------------------------- --------------
You do not pay sales charges directly from your
investments when you buy or sell shares of the
Institutional Class.                              CLASS                                                   INSTITUTIONAL
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Maximum sales charge (load) imposed on purchases as a            none
                                                  percentage of offering price
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Maximum contingent deferred sales charge (load) as a             none
                                                  percentage of original purchase price or redemption
                                                  price, whichever is lower
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Maximum sales charge (load) imposed on reinvested                none
                                                  dividends
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Redemption fees                                                  none
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Exchange fees(1)                                                 none
------------------------------------------------- ------------------------------------------------------- --------------

------------------------------------------------- ------------------------------------------------------- --------------
Annual fund operating expenses are deducted       CLASS                                                   INSTITUTIONAL
from the Fund's assets.
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Management fees(2)                                              0.85%
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Distribution and service (12b-1) fees                            none
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Other expenses(3)                                               2.90%
------------------------------------------------- ------------------------------------------------------- --------------
                                                  Total annual fund operating expenses                            3.75%
------------------------------------------------- ------------------------------------------------------- --------------

 ------------------------------------------------ ------------------------------------------------------- --------------
 This example is intended to help you compare     CLASS                                                   INSTITUTIONAL
 the cost of investing in the Fund to the cost
 of investing in other mutual funds with
 similar investment objectives. We show the
 cumulative amount of Fund expenses on a
 hypothetical investment of $10,000 with an
 annual 5% return over the time shown.  The
 Fund's actual rate of return may be greater or
 less than the hypothetical 5% return we use
 here.  This example assumes that the Fund's
 total operating expenses remain unchanged in
 each of the periods shown.  This is an example
 only, and does not represent future expenses,
 which may be greater or less than those shown
 here.
 ------------------------------------------------ ------------------------------------------------------- --------------
                                                  1 year                                                           $377
 ------------------------------------------------ ------------------------------------------------------- --------------
                                                  3 years                                                        $1,146
 ------------------------------------------------ ------------------------------------------------------- --------------

 ------------------------------------------------ ----------------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Manager  has  voluntarily  agreed  to waive  all or a  portion  of its investment advisory fees and pay/or reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage
     fees,   certain  insurance  costs,  and  non-routine   expenses  or  costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,    conducting    shareholder    meetings,    and   liquidations
     (collectively,  "non-routine  expenses"))  in order to prevent total annual fund operating  expenses from  exceeding  1.20% of the Fund's average daily net assets. These expense waivers and reimbursements may be discontinued at any time because they are  voluntary,  and they apply only to expenses paid directly by the Fund. The fees and expenses shown in the table above do not reflect the  voluntary  caps.  The following  table  reflects the Manager's voluntary fee waivers.

--------------------------------------------------- --------------
CLASS                                               INSTITUTIONAL
--------------------------------------------------- --------------
Management fees                                             0.85%
--------------------------------------------------- --------------
Distribution and service (12b-1) fees                       0.00%
--------------------------------------------------- --------------
Other expenses                                              2.90%
--------------------------------------------------- --------------
Total net annual fund operating expenses                    3.75%
--------------------------------------------------- --------------
Fee waivers and expenses                                  (2.55%)
--------------------------------------------------- --------------
Net expenses                                                1.20%
--------------------------------------------------- --------------

(3)  "Other expenses" are based on estimates for the current fiscal year.

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund. The following are  descriptions of how we pursue the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

The Fund seeks long-term  capital  appreciation.  To achieve this objective,  we invest primarily in common stocks of U.S. and non-U.S.  companies and, though we have the  flexibility to invest in companies of all sizes, we generally focus on medium and large size  companies.  Our goal is to own companies that grow faster than the world economy. Using a bottom up approach, we look for companies that:

o    have large-end market  potential,  superior business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital allocation; and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The disciplined,  research  intensive  selection process that we use is designed to identify catalysts such as:

o    management changes;
o    new products;
o    structural changes in the economy;
o    corporate restructuring and turnaround situations; or
o    changes in industry structure.

We seek to maintain a diversified  portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.  Because the Fund's objective is capital appreciation, the  amount of  dividend  income  that a stock  provides  is only an  incidental consideration.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities in which the Fund typically invests

Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  The Fund's  holdings  will  generally be  denominated  in a foreign  currency.  Please see the Fund's  Statement of  Additional  Information
(SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

--------------------------------------------------------------------------------
Common or ordinary stocks
--------------------------------------------------------------------------------

Securities  that represent  shares of ownership in a  corporation.  Stockholders participate in the corporation's  profits  proportionate to the number of shares they own.

How the Fund  uses  them:  Generally,  the Fund  invests  85% to 100% of its net assets in common stock of companies that the Manager believes have  appreciation potential.  The Fund may invest in companies of all sizes, but typically focuses on medium and large size companies.

--------------------------------------------------------------------------------
American  depositary  receipts (ADRs),  European depositary receipts (EDRs), and
Global depositary receipts (GDRs)
--------------------------------------------------------------------------------

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Generally,  the holder of the depositary receipt is entitled to all payments of  interest,  dividends,  or capital  gains that are made on the underlying security.

How the Fund uses them: The Fund may invest in sponsored and  unsponsored  ADRs,
EDRs,  and GDRs,  generally  focusing on those whose  underlying  securities are issued by foreign entities.  Sponsored depositary receipts are issued jointly by the  issuer of the  underlying  security  and the  depositary,  and  unsponsored depositary  receipts are issued by the depositary  without the  participation of the issuer of the underlying security.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt,  the Manager  evaluates the price levels,  the  transaction costs,  taxes, and administrative  costs or other relevant factors involved with each security to try to identify the most efficient choice.

--------------------------------------------------------------------------------
Foreign currency transactions
--------------------------------------------------------------------------------

A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Fund uses  them:  Although  the Fund  values  its  assets  daily in U.S.
dollars,  it does not intend to convert its holdings of foreign  currencies into
U.S. dollars on a daily basis. It will, however,  from time to time, purchase or sell foreign  currencies  and/or  engage in forward  foreign  currency  exchange transactions.  It may conduct its foreign currency  transactions on a cash basis at the rate  prevailing  in the foreign  currency  exchange  market or through a forward foreign currency exchange contract or forward contract.

The Fund may use forward  contracts for defensive hedging purposes to attempt to protect the value of its current security or currency holdings.  It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security,  in terms of U.S. dollars.  Investors should be aware of the costs of currency  conversion.  The Fund will not use forward  contracts for speculative purposes.

--------------------------------------------------------------------------------
Investment company securities
--------------------------------------------------------------------------------

In some  countries,  investments  by U.S.  mutual  funds are  generally  made by purchasing shares of investment  companies that in turn invest in the securities of such countries.

How the Fund uses them: The Fund may hold investment  company  securities if the
Manager  believes that the country offers good  investment  opportunities.  Such investment companies may be open-end or closed-end investment  companies.  These investments  involve an indirect payment by the Fund's shareholders of a portion of the expenses of the other  investment  companies,  including  their  advisory fees.

--------------------------------------------------------------------------------
Restricted securities
--------------------------------------------------------------------------------

Privately placed  securities  whose resale is restricted  under U.S.  securities laws.

How the Fund uses them:  The Fund may  invest in  privately  placed  securities, including  those that are eligible for resale only among  certain  institutional buyers without registration, which are commonly known as "Rule 144A Securities."
Restricted  securities  that are  determined  to be illiquid  may not exceed the
Fund's limit on illiquid securities.

--------------------------------------------------------------------------------
Illiquid securities
--------------------------------------------------------------------------------

Illiquid securities are securities that do not have a ready market and cannot be readily  sold within seven days at  approximately  the price at which a fund has valued them. Illiquid securities include repurchase  agreements maturing in more than seven days.

How the Fund  uses  them:  The Fund may  invest  up to 15% of its net  assets in illiquid securities.

--------------------------------------------------------------------------------
Repurchase agreements
--------------------------------------------------------------------------------

An  agreement  between a buyer of  securities,  such as a fund,  and a seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Fund uses them:  Typically,  the Fund uses  repurchase  agreements  as a short-term  investment  for its cash  position.  In order  to enter  into  these repurchase  agreements,  it  must  have  collateral  of at  least  102%  of  the repurchase  price.  It will only enter into  repurchase  agreements in which the collateral  is  comprised  of  U.S.  government  securities.  In  the  Manager's discretion,  the Fund may invest overnight cash balances in short-term  discount
notes  issued  or   guaranteed   by  the  U.S.   government,   its  agencies  or
instrumentalities or government-sponsored corporations.

--------------------------------------------------------------------------------
Options and futures
--------------------------------------------------------------------------------

Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future  date.  The  purchaser of an option may or may not choose to go  through  with the  transaction;  the  seller of an option  must go through with the transaction.  Writing a call option on a security obligates the owner of the  security to sell it at an agreed upon price on an agreed upon date
(usually no more than nine months in the future).  The writer of the call option receives a premium  payment from the purchaser of the call,  but if the security appreciates  to a price greater than the agreed upon selling price, a fund would lose out on those gains.  A call option written by a fund is "covered" if a fund owns the security  underlying the option or has an absolute and immediate  right
to  acquire  that  security  without  additional  cash  consideration.   Futures
contracts are  agreements  for the purchase or sale of securities at a specified price,  on a  specified  date.  Unlike an  option,  a futures  contract  must be executed unless it is sold before the settlement  date.  Options and futures are generally considered to be derivative securities.

How the Fund uses them: If the Fund has stocks that have  unrealized  gains,  it may want to protect those gains when it anticipates adverse conditions. It might use  options or  futures  to  neutralize  the  effect of any  anticipated  price declines,  without  selling the security.  It may also use options or futures to gain  exposure to a particular  market  segment  without  purchasing  individual securities in that segment,  particularly if it had excess cash that the Manager wanted to invest quickly. The Fund might use covered call options if the Manager believes that doing so would help the Fund to meet its investment objective. Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.  The Fund has claimed an exclusion from the definition of the term  "commodity  pool  operator"  under the  Commodity  Exchange Act (CEA) and, therefore,  is not subject to  registration  or regulation  as a commodity  pool operator under the CEA.

--------------------------------------------------------------------------------
Equity linked securities
--------------------------------------------------------------------------------

Privately  issued  derivative  securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Fund  uses  them:  The Fund may  invest  up to 10% of its net  assets in equity linked  securities.  Equity linked securities may be considered  illiquid and are  subject  to the  Fund's  limitation  on  illiquid  securities.  In some instances,  investments  in equity linked  securities may also be subject to the
Fund's limitation on investments in investment companies.

--------------------------------------------------------------------------------

Lending securities

The  Fund  may  lend up to 25% of its  assets  to  qualified  broker/dealers  or institutional investors for use in their securities  transactions.  Borrowers of the Fund's  securities  must provide  collateral  to it and adjust the amount of collateral  each  day to  reflect  the  changes  in  the  value  of  the  loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes  or to  facilitate  redemptions.  It may  also  obtain  such short-term  credit as may be necessary  for the clearance of purchases and sales of  portfolio  securities.  It will be required  to pay  interest to the lending banks on the amounts borrowed. As a result,  borrowing money could result in the
Fund being unable to meet its investment objective.

Initial public offerings (IPOs)

Under certain market conditions, the Fund may invest in companies at the time of
their  IPO.   Companies  involved  in  IPOs  generally  have  limited  operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market,  the small number of shares available for trading, and limited investor  information.  IPOs may be sold  within  12  months  of  purchase.  This  may  result  in  increased short-term  capital  gains,  which will be taxable to  shareholders  as ordinary income.

Temporary defensive positions

In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments  in cash or  cash  equivalents  or  other  high-quality,  short-term instruments.  These  investments may not be consistent with a Fund's  investment objective. To the extent that the Fund holds these instruments,  the Fund may be unable to achieve its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery  basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. It will  designate  cash or securities in amounts  sufficient to cover the its obligations, and will value the designated assets daily.

Portfolio turnover

We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------
Market risk
--------------------------------------------------------------------------------

Market  risk is the risk that all or a majority of the  securities  in a certain market--like  the stock or bond  market--or in a certain  country or region will decline  in value  because  of  economic  conditions,  future  expectations,  or investor confidence.

How the Fund strives to manage it: The Manager maintains a long-term  investment approach  and focus on stocks  that we believe can  appreciate  over an extended time frame regardless of interim market  fluctuations.  In deciding what portion of the  Fund's  portfolio  should be  invested  in any  individual  country,  we evaluate a variety of factors,  including  opportunities  and risks  relative to other countries.  We do not try to predict overall stock market movements and do not trade for short-term purposes.

--------------------------------------------------------------------------------
Industry and security risk
--------------------------------------------------------------------------------

Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock or bond.

How the Fund  strives  to  manage  them:  The Fund  typically  holds a number of different  securities  in a variety of sectors in order to  minimize  the impact that a poorly performing security would have on it.

--------------------------------------------------------------------------------
Emerging markets risk
--------------------------------------------------------------------------------

Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.  In addition, in many emerging markets,  there is  substantially  less  publicly  available  information  about issuers and the information  about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature  and  diverse  and the  securities  markets  which  are  subject  to less government  regulation  or  supervision  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Fund  strives to manage it: To the extent the Fund  invests in  emerging markets,  we carefully screen  securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer.

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------

Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the  Fund  strives  to  manage  it:  The  Manager  evaluates  the  political situations in the countries  where we invest and take into account any potential risks  before we select  securities  for the Fund.  However,  there is no way to eliminate  political risk when investing  internationally.  In emerging markets, political  risk is typically  more likely to affect the economy and share prices than in developed markets.

--------------------------------------------------------------------------------
Currency risk
--------------------------------------------------------------------------------

Currency  risk is the  risk  that  the  value  of a  fund's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the Fund  strives  to manage  it:  The  Manager  may try to hedge the Fund's currency risk by purchasing foreign currency exchange contracts.  If we agree to purchase or sell foreign  securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future  changes in currency  rates.  If we have agreed to purchase or sell a security,  we may also use foreign  currency  exchange  contracts to "lock-in" the security's  price in terms  of U.S.  dollars  or  another  applicable  currency.  We may use  forward currency exchange  contracts only for defensive or protective  measures,  not to enhance portfolio returns.  However,  there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------

Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Fund  strives  to manage  it: We  conduct  fundamental  research  on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------

Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Fund  strives to manage it: We will  attempt  to reduce  these  risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

--------------------------------------------------------------------------------
Transaction costs risk
--------------------------------------------------------------------------------

Transaction  costs risk  relates to the costs of buying,  selling,  and  holding foreign securities,  including  brokerage,  tax, and custody costs, which may be higher than those involved in domestic transactions.

How the Fund strives to manage it: We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

--------------------------------------------------------------------------------
Derivatives risk
--------------------------------------------------------------------------------

Derivatives  risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (such as a strategy  involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite  direction  from what the  portfolio  manager had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty  because the transaction depends on the willingness and ability of the  counterparty to fulfill its contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: The Fund will use  derivatives  for defensive purposes,  such as to protect gains or hedge against  potential  losses  without actually selling a security,  to neutralize the impact of interest rate changes, to  affect  diversification,  or to earn  additional  income.  It  will  not use derivatives for reasons inconsistent with its investment objective.  The Manager also  researches and  continually  monitors the  creditworthiness  of current or potential counterparties.

--------------------------------------------------------------------------------
Futures and Options Risk
--------------------------------------------------------------------------------

Futures and options risk is the possibility that a fund may experience a loss if it employs an options  or  futures  strategy  related to a security  or a market index and that security or index moves in the opposite  direction  from what the manager anticipated. Futures and options also involve additional expenses, which could  reduce any benefit or increase  any loss that a fund gains from using the strategy.

How the Fund  strives  to manage  it: The Fund may use  options  and  futures to protect gains in the portfolio without actually selling a security.  It may also use options and futures to quickly  invest  excess cash so that the portfolio is generally fully invested.

--------------------------------------------------------------------------------
Small Company Risk
--------------------------------------------------------------------------------

Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Fund strives to manage it:  Although the Manager  typically  focuses the
Fund's  investment  in medium and large size  companies,  we may invest in small companies  and would be subject to this risk.  We attempt to reduce this risk by diversifying investments.

--------------------------------------------------------------------------------

Disclosure of portfolio holdings information

A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager is entitled to be paid a fee of:

          0.85% of average daily net assets up to $500 million;
          0.80% of average daily net assets from $500 million to $1 billion;
          0.75% of average daily net assets from $1 billion to $2.5 billion; and
          0.70% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Gregory M. Heywood,  Patrick G. Fortier and Christopher J. Bonavico have primary responsibility for making day-to-day investment decisions for the Fund.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Gregory  M.  Heywood,  who  joined  Delaware  Investments  in April  2005,  is a portfolio  manager and analyst on the firm's Focus Growth Equity team. This team is responsible  for large-cap  growth,  all-cap  growth,  and one mid-cap growth portfolio.  He was most recently a research  analyst at Transamerica  Investment
Management.  Before joining  Transamerica in 2004, he worked as a senior analyst for Wells Capital  Management from 2003 to 2004 and Montgomery  Asset Management from 1996 to 2003.  Heywood  received  a  bachelor's  degree and an MBA from the
University of California at Berkeley.

Patrick G. Fortier, CFA Vice President, Portfolio Manager, Equity Analyst
Patrick  G.  Fortier,  who  joined  Delaware  Investments  in April  2005,  is a portfolio  manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one mid-cap growth portfolio.  He was most recently a  portfolio  manager at  Transamerica  Investment  Management.  Before joining  Transamerica  in 2000, he worked for OLDE Equity  Research as an equity analyst.  Fortier received his bachelor's  degree in finance from the University of Kentucky.

Christopher J. Bonavico,  CFA, Vice President,  Senior Portfolio Manager, Equity
Analyst
Christopher J.  Bonavico,  who joined  Delaware  Investments in April 2005, is a senior  portfolio  manager on the firm's Focus Growth Equity team.  This team is responsible  for  large-cap  growth,  all-cap  growth,  and one  mid-cap  growth
portfolio.   He  was  most  recently  a  principal  and  portfolio   manager  at
Transamerica  Investment  Management,  where he  managed  sub-advised  funds and institutional  separate accounts.  Before joining Transamerica in 1993, he was a research analyst for Salomon  Brothers.  Bonavico received his bachelor's degree in economics from the University of Delaware.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The  Fund  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Fund's  Board,  for  overseeing  the Fund's  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor  that is affiliated with the Fund or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with  respect to the Fund,  the Manager may, in the future, recommend  to the Fund's  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?

This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R)Funds.

Board of trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through  broker/dealers,  financial  advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates and of  securities  dealer  firms with a selling  agreement  with  Delaware
     Distributors, L.P. (Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiliates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment  advisors (RIAs) investing on behalf of clients that consist solely of  institutions  and high net worth  individuals  having at least $1,000,000 entrusted to the RIAs for investment purposes.  Use of the
     Institutional  Class shares is restricted to RIAs who are not affiliated or associated  with a broker or dealer and who derive  compensation  for their services exclusively from their advisory clients;

o    certain  plans  qualified  under  Section 529 of the Internal  Revenue Code
     (Code) for which the Fund's Manager,  Distributor, or service agent, or one
     or  more  of  their  affiliates  provide   recordkeeping,   administrative,
     investment management, marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Fund's shares.

For more information, please see the Fund's SAI.

How to buy shares

By mail

Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that no purchase order submitted by mail will be accepted until such purchase order is received by Delaware  Investments  at P.O. Box 219656,  Kansas
City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas
City, MO 64105 for investments by overnight courier service.  Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, bank account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for ClassA shares, other than Delaware Cash Reserve Fund. You may not exchange  shares for Class B,
Class C, or Class R shares.  To open an account by  exchange,  call your  Client
Services Representative at 800 362-7500.

Through your financial advisor

Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery

If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must  include a signature  guarantee  for each  owner.  Signature guarantees  are also required when  redemption  proceeds are going to an address other than the address of record on the account.

Please note that no redemption  order  submitted by mail will be accepted  until such  redemption  order is received by Delaware  Investments at P.O. Box 219656,
Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street,
Kansas City, MO 64105 for redemptions by overnight  courier  service.  Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

By wire

You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

Through your financial advisor

Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class A shares of another Delaware  Investments(R)Fund,  other than Delaware Cash Reserve Fund.
You may not  exchange  your  shares  for Class B,  Class C, or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the  purchase  side of any exchange  request,  if, in the Manager's  judgment,  the Fund would be unable to invest  effectively in accordance with its investment  objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange  limits,
U.S.  Department  of Labor  regulations,  certain  automated or  pre-established exchange,  asset-allocation,  or dollar  cost  averaging  programs,  or  omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include,  without  limitation,  requiring the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have recently  purchased or redeemed Fund shares,  and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends  and  Distributions.  The  Fund  intends  to  qualify  each  year as a regulated  investment company under the Code. As a regulated investment company, the Fund  generally  pays no  federal  income  tax on the  income  and  gains it distributes  to you. The Fund expects to declare and  distribute  all of its net investment income, if any, to shareholders as dividends annually.  The Fund will also distribute net realized capital gains, if any, at least annually.  The Fund may  distribute  such income  dividends  and capital gains more  frequently,  if necessary, in order to reduce or eliminate federal excise or income taxes on the
Fund.  The amount of any  distribution  will vary, and there is no guarantee the
Fund will pay either an income  dividend  or a capital  gains  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

TAXES

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R)Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special  U.S.  tax  certification  requirements  to avoid backup  withholding  and claim any  treaty  benefits.  The  exemption  from U.S.
withholding for short-term capital gain and  interest-related  dividends paid by the Fund to non-U.S.  investors  will  terminate  and no longer be available for dividends  paid by the Fund with respect to its taxable  years  beginning  after
December 31, 2007;  however,  legislation  has been proposed  which would extend this date. .

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions due to allocations or re-balancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

CONTACT INFORMATION

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

o    Written correspondence:  P.O. Box 219656, Kansas City, MO 64121-9656 or 430
     W. 7th Street, Kansas City, MO 64105-1407

o

Delaware Focus Global Growth Fund symbols
                                                 CUSIP            NASDAQ
Institutional Class

DELAWARE FOCUS GLOBAL GROWTH
FUND

     Additional  information  about the Fund's  investments  is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report,  you will find a discussion of the market conditions and investment strategies that  significantly  affected the Fund's  performance during the period covered by the report.  You can find more information about the Fund in its current SAI, which is filed  electronically  with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference).  To receive a free copy of the SAI, or the annual or semiannual  report,  or if you have any questions about investing in the Fund, write to us at P.O. Box
     219656,  Kansas City,  MO  64121-9656 by regular mail or 430 W. 7th Street,
     Kansas City, MO 64105-1407 by overnight courier service,  or call toll-free
     800 523-1918. The Fund's SAI and shareholder reports are available, free of charge, through the Fund's Web site (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from your  financial advisor.

     You can find  reports  and  other  information  about the Fund on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can get  copies  of this information,  after  paying a  duplication  fee,  by  e-mailing  the SEC at
     publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the
     SEC, Washington, D.C. 20549-0102. Information about the Fund, including its
     SAI,  can be  reviewed  and copied at the SEC's  Public  Reference  Room in
     Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

--------------------------------------------------------------------------------

                           Investment Company Act file number: 811-06324

                       STATEMENT OF ADDITIONAL INFORMATION
                               December [__], 2008

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
                        Delaware Focus Global Growth Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 362-7500

     For Prospectuses, Performance, and Information on Existing Accounts of
        Class A Shares, Class C Shares, and Class R Shares: 800 523-1918

               Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information ("Part B") describes the shares of
Delaware  Focus Global  Growth Fund ("Focus  Global Growth Fund" or the "Fund"),
which is a series of  Delaware  Group  Global  &  International  Funds  (the
"Trust").  The Fund offers  Class A Shares,  Class C Shares,  and Class R Shares
(together  referred to as the "Fund Classes"),  and an Institutional  Class. All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Fund, except where noted. The Fund's investment  manager is Delaware  Management
Company (the "Manager"), a series of Delaware Management Business Trust.

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Fund, dated December [__], 2008 (the  "Prospectuses"),  as they may be amended from time to time. This Part B should be read in conjunction with the applicable  Prospectus.  This Part B is not itself a Prospectus but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by  contacting
the   Fund's   national   distributor,    Delaware   Distributors,   L.P.   (the
"Distributor"),  at P.O. Box 219656,  Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street,  Kansas City, MO 64105 by overnight courier service, or by phone toll-free at 800 523-1918.

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                 Page                                                  Page
------------------------------------------------ ---- ----------------------------------------------- ------
Fund History                                          Purchasing Shares
------------------------------------------------ ---- ----------------------------------------------- ------
Investment Objective, Restrictions, and Policies      Investment Plans
------------------------------------------------ ---- ----------------------------------------------- ------
Investment Strategies and Risks                       Determining Offering Price and Net Asset Value
------------------------------------------------ ---- ----------------------------------------------- ------
Disclosure of Portfolio Holdings Information          Redemption and Exchange
------------------------------------------------ ---- ----------------------------------------------- ------
Management of the Trust                               Distributions and Taxes
------------------------------------------------ ---- ----------------------------------------------- ------
Investment Manager and Other Service Providers        Performance Information
------------------------------------------------ ---- ----------------------------------------------- ------
Portfolio Managers                                    Financial Statements
------------------------------------------------ ---- ----------------------------------------------- ------
Trading Practices and Brokerage                       Principal Holders
------------------------------------------------ ---- ----------------------------------------------- ------
Capital Stock                                         Appendix A - Description of Ratings
------------------------------------------------ ---- ----------------------------------------------- ------

--------------------------------------------------------------------------------
                                  FUND HISTORY
--------------------------------------------------------------------------------

     The Trust was  organized  as a  Maryland  corporation  on May 30,  1991 and reorganized  as a Delaware  statutory  trust on November 23, 1999. In connection with its reorganization  into a Delaware statutory trust, and effective November
23,  1999,   the  Trust  changed  its  name  from  Delaware   Group  Global  and
International Funds, Inc. to Delaware Group Global & International Funds.

Classification

     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended ("1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVE, RESTRICTIONS, AND POLICIES
--------------------------------------------------------------------------------

Investment Objective

     The Fund's  investment  objective  is described  in the  Prospectuses.  The
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees  ("Board")  must approve any changes to non-fundamental  investment  objectives and the Fund will notify  shareholders  at least 60 days prior to a material  change in the Fund's investment objective.

Fundamental Investment Restrictions

     The Fund has adopted the following restrictions, as applicable, that cannot be  changed  without  approval  by the  holders  of a  "majority"  of the Fund's outstanding shares,  which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government,  its agencies,  or  instrumentalities,  or in tax-exempt  obligations  or  certificates  of deposit.  A Fund may, from time to time, make investments that will result in the  concentration  (as that term may be  defined  in the  1940  Act,  any  rule or  order  thereunder,  or SEC  staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions involving the acquisition,  disposition, or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended ("1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing in issuers  which  invest,  deal,  or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction

     In  addition  to  the  fundamental  policies  and  investment  restrictions
described  above,  the  Fund  will  be  subject  to  the  following   investment
restriction,  which are  considered  non-fundamental  and may be  changed by the
Board without shareholder approval: The Fund may not invest more than 15% of its net assets in  securities  which it cannot  sell or  dispose of in the  ordinary course of business  within seven days at  approximately  the value that the Fund has valued the investment.

     For purposes of the Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same  industry.  In applying the Fund's policy on  concentration:
(i) utility companies will be divided according to their services,  for example, gas,  gas  transmission,  electric,  and  telephone  will each be  considered  a separate industry; (ii) financial service companies will be classified according to the end  users of their  services,  for  example,  automobile  finance,  bank finance,  and diversified  finance will each be considered a separate  industry;
and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

     Except for the Fund's  policy with  respect to  borrowing,  any  investment restriction  or limitation  that involves a maximum  percentage of securities or assets  shall  not be  considered  to be  violated  unless  an  excess  over the
percentage   occurs   immediately  after  an  acquisition  of  securities  or  a utilization of assets and such excess results therefrom.

                                      * * *

Portfolio Turnover

     Portfolio  trading will be undertaken  principally to accomplish the Fund's investment objective. The Fund is free to dispose of portfolio securities at any time,  subject to complying  with the Internal  Revenue Code of 1986, as amended
(the "Code"), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not  attempt  to achieve or be  limited  to a  predetermined  rate of  portfolio turnover.  Such turnover  always will be incidental to  transactions  undertaken with a view to achieving the Fund's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the Fund's  shares.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Fund may hold securities for any period of time.

     The Fund may engage in active trading of portfolio securities,  which means that the portfolio turnover may exceed 100%.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The Fund's investment  objectives,  strategies,  and risks are described in
the  Prospectuses.   Certain  additional  information  is  provided  below.  All investment strategies of the Fund are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Borrowing from Banks

     The Fund may borrow  money from  banks,  including  their  custodian,  as a
temporary  measure  for  extraordinary  or  emergency   purposes  to  facilitate
redemptions.  The Fund may also obtain such  short-term  borrowing from banks as may be  necessary  from time to time due,  but not  limited,  to such events as:
large dividend payments;  failed trades; the clearance of purchases and sales of portfolio  securities;  and securities on loan. The Fund will be required to pay interest to the lending banks on amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet their investment objectives.

Combined Transactions

     The Fund may enter into multiple  transactions,  including multiple options transactions,  multiple futures  transactions,  multiple  currency  transactions
(including  forward currency  contracts) and multiple interest rate transactions
and  any  combination  of  futures,   options,   currency,   and  interest  rate
transactions  ("component"  transactions),  instead of a single transaction,  as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Fund to do so. A combined  transaction will usually contain elements of risk that are present in each of its component transactions.
Although combined  transactions are normally entered into based on the Manager's judgment  that the  combined  strategies  will  reduce  risk or  otherwise  more effectively  achieve the desired portfolio  management goal, it is possible that the combination  will instead  increase such risks or hinder  achievement of the portfolio management objective.

Depositary Receipts

     The Fund may  invest  in  sponsored  and  unsponsored  American  depositary receipts ("ADRs"),  European depositary receipts ("EDRs"), and Global depositary receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  Banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored" ADRs, EDRs, or GDRs are issued jointly by the issuer of the underlying security and a Depositary,  and "unsponsored" ADRs, EDRs, or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs, EDRs, or GDRs generally bear all the costs of such facilities  and the  Depositary  of an  unsponsored  ADR,  EDR, or GDR  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored  ADR, EDR, or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  EDRs and GDRs traded in the  over-the-counter  market which do not have an active or substantial  secondary  market will be considered illiquid and therefore will be subject to a Portfolio's  limitation with respect to such  securities.  ADR prices are  denominated in U.S.  dollars  although the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs,  and  GDRs  involve  risks  similar  to those  accompanying  direct investments in foreign securities.

Equity Linked Securities

     The Fund may invest a portion of its  assets in equity  linked  securities.
Equity linked securities are privately issued derivative securities which have a return  component  based on the  performance of a single  security,  a basket of securities, or an index. Equity linked securities are primarily used by the Fund as  an  alternative  means  to  more  efficiently  and  effectively  access  the securities market of what is generally an emerging  country.  To the extent that the Fund invests in equity linked  securities  whose return  corresponds  to the performance  of a foreign  securities  index or one or more of  foreign  stocks, investing in equity linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" below.

     The Fund  deposits  an amount of cash with its  custodian  (or  broker,  if legally  permitted)  in an  amount  near or  equal to the  selling  price of the underlying  security in exchange for an equity linked  security.  Upon sale, the
Fund  receives  cash  from the  broker  or  custodian  equal to the value of the underlying  security.  Aside from the market risk associated with the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency  of the other party,  the Fund might be unable to obtain its expected benefit.  In addition,  while the Fund will seek to enter into such transactions  only with  parties  which are  capable of  entering  into  closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a  transaction  with the other  party or obtain an  offsetting position  with any other party,  at any time prior to the end of the term of the underlying  agreement.  This may impair  the Fund's  ability to enter into other transactions at a time when doing so might be advantageous.

     Equity linked  securities  are often used for many of the same purposes as, and share many of the same risks with,  derivative  instruments such as options.
See "Options"  below.  Equity linked  securities may be considered  illiquid and thus subject to the Fund's  restrictions on investments in illiquid  securities.
See "Rule 144A  Securities"  below.  In some  instances,  investments  in equity linked securities may also be subject to the Fund's  limitations on investing in investment companies; see "Investment Company Securities" below.

Eurodollar Instruments

     The  Fund  may  make  investments  in  Eurodollar  instruments.  Eurodollar instruments  are U.S.  dollar-denominated  futures  contracts or options thereon which are  linked to the  London  Interbank  Offered  Rate  ("LIBOR"),  although foreign  currency-denominated  instruments  are  available  from  time to  time.
Eurodollar  futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and  sellers to obtain a fixed  rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts  and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Fixed Income Securities

     The Fund may invest in fixed income  securities.  Fixed  income  securities consist of bonds, notes debentures,  and other interest-bearing  securities that represent  indebtedness.  The market  value of the fixed income  investments  in which the Fund  invests  will change in response  to interest  rate  changes and other  factors.  During  periods  of  falling  interest  rates,  the  values  of outstanding fixed income securities generally rise.  Conversely,  during periods of rising  interest  rates,  the values of such  securities  generally  decline.
Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer  maturity  securities  are also  subject to greater  market fluctuations  as a result of changes in interest  rates.  Changes by  recognized agencies  in the rating of any fixed  income  security  and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes  in the  value of these  securities  will not  necessarily affect cash income derived from these  securities but will affect the Fund's net asset value.

Foreign Currency Transactions

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies  and/or engage in forward foreign  currency  transactions in order to expedite  settlement of portfolio  transactions  and to minimize  currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e.,  cash) basis at the spot rate  prevailing in the foreign  currency exchange  market or through  entering into contracts to purchase or sell foreign currencies  at a future date (i.e.,  a "forward  foreign  currency"  contract or
"forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.  The Fund will convert  currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Fund may  enter  into  forward  contracts  to "lock  in" the price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     The Fund may purchase or sell  currencies  and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio  transactions and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     The Fund will not enter into  forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the
Fund to  deliver  an amount of  foreign  currency  in excess of the value of the
Fund's securities or other assets denominated in that currency.

     At the  maturity  of a  forward  contract,  the  Fund may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate  its  contractual  obligation to deliver the foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     The Fund  also may  purchase  and  write put and call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign currency written by the
Fund will be covered,  which means that the Fund will own the underlying foreign currency.  With respect to put options on foreign  currency written by the Fund, the Fund will establish a segregated  account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the Fund could be required  to purchase or sell  foreign currencies at  disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign  currency may  constitute  an  effective  hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's  position,  the Fund may forfeit the entire  amount of the premium plus related transaction costs.

Foreign Securities

     Investors  should  recognize  that  investing in foreign  issuers  involves certain  considerations,  including those set forth in the Fund's  Prospectuses, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies,  and since the Fund may temporarily hold uninvested reserves in bank deposits  in  foreign  currencies,  the  Fund  will  be  affected  favorably  or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies  of the Fund permit it to enter into  forward  foreign
currency  exchange   contracts  in  order  to  hedge  the  Fund's  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to shareholders.

Futures

     The Fund may enter  into  contracts  for the  purchase  or sale for  future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts are generally  terminated by entering into an  offsetting  transaction.  When a Fund enters into a futures  transaction,  it must  deliver to the futures  commission merchant  selected by the Fund an amount  referred to as "initial  margin." This amount is  maintained  by the futures  commission  merchant in an account at the
Fund's custodian bank.  Thereafter,  a "variation  margin" may be paid by a Fund to, or drawn by the Fund from,  such account in accordance with controls set for such accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In  addition,  when a Fund engages in futures  transactions,  to the extent required by the SEC,  it will  maintain  with its  custodian  bank,  assets in a segregated  account to cover its  obligations  with  respect to such  contracts, which  assets will  consist of cash,  cash  equivalents,  or  high-quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by a Fund with respect to such futures contracts.

     The Fund may enter  into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase,  the value of the debt  securities in the portfolio would decline,  but the value of the futures  contracts to a Fund would increase at approximately  the same rate,  thereby keeping the net asset value ("NAV") of the Fund from declining as much as it otherwise would have.  Similarly,  when it is expected that interest rates may decline,  futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.
Since the  fluctuations in the value of futures  contracts  should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt  securities  without  actually  buying  them  until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     With  respect to options  on  futures  contracts,  when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures  contracts,  when a Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium  which  provides a partial  hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a put option on a futures  contract  constitutes  a partial  hedge  against  the increasing  price of the security or foreign  currency which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is higher than the exercise  price,  the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     If a put or call  option a Fund has  written  is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses  from  existing  options on futures  may, to some  extent,  be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures  contract  is similar in some  respects  to the  purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected  direction,  a Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may  realize  a loss.  For  example,  if a Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased prices which reflect the rising market. A Fund may be required to sell  securities at a time when it may be  disadvantageous  to do
so.

     Further,  with respect to options on futures contracts,  a Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     It should be noted  that the Trust on behalf of the Fund has filed with the
National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity  Exchange Act,
as  amended,   and  the  rules  of  the  Commodity  Futures  Trading  Commission promulgated thereunder, with respect to the Fund's operation.  Accordingly,  the
Fund is not subject to registration or regulation as a CPO.

High Yield, High Risk Debt Securities

     The Fund may purchase  securities  that are rated lower than Baa by Moody's
Investors Service,  Inc.  ("Moody's") or lower than BBB by Standard & Poor's
("S&P"),  commonly  known as  "junk  bonds.".  These  securities  are  often considered to be speculative and involve significantly higher risk of default on the  payment  of  principal  and  interest  or are  more  likely  to  experience significant price  fluctuation due to changes in the issuer's  creditworthiness.
Market prices of these  securities  may fluctuate  more than  higher-rated  debt securities  and  may  decline  significantly  in  periods  of  general  economic difficulty,  which may follow periods of rising interest rates. While the market for high yield  corporate  debt  securities has been in existence for many years and has weathered  previous economic  downturns,  the market in recent years has experienced a dramatic  increase in the  large-scale  use of such  securities to fund highly leveraged corporate  acquisitions and  restructurings.  Accordingly, past experience may not provide an accurate  indication of future performance of the high yield bond market, especially during periods of economic recession. See
Appendix A - Description of Ratings in this Part B.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of  third-party  pricing  services.  Judgment  plays a  greater  role in valuing high yield corporate debt securities than is the case for securities for which more  external  sources  for  quotations  and  last-sale  information  are available.  Adverse publicity and changing  investor  perceptions may affect the ability  of outside  pricing  services  used by the Fund to value its  portfolio securities  and  the  Fund's  ability  to  dispose  of  these  lower-rated  debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the
Manager's  research  and credit  analysis  is an integral  part of managing  any securities of this type held by the Fund.  In  considering  investments  for the
Fund,  the Manager  will  attempt to  identify  those  issuers of high  yielding securities whose financial condition is adequate to meet future obligations, has improved,  or is  expected  to improve in the  future.  The  Manager's  analysis focuses on  relative  values  based on such  factors  as  interest  or  dividend coverage, asset coverage,  earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.

     The Fund may  choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Investment Company Securities

     The Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end,  or unregistered investment companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with a  merger,  reorganization,  consolidation,  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by such a "fund of funds."  Under the 1940 Act's  limitations,  the
Fund may not (i) own more  than 3% of the  voting  stock of  another  investment company;  (ii) invest more than 5% of the Fund's  total  assets in the shares of any one investment  company;  nor (iii) invest more than 10% of the Fund's total assets in shares of other investment  companies.  These  percentage  limitations also apply to the Fund's investments in unregistered investment companies.

Money Market Instruments

     The Fund may invest for  defensive  purposes in  corporate  and  government money market instruments.  Money market instruments in which the Fund may invest include U.S. government securities;  certificates of deposit, time deposits, and bankers'  acceptances issued by domestic banks (including their branches located outside  the U.S.  and  subsidiaries  located in Canada),  domestic  branches of foreign banks,  savings and loan  associations  and similar  institutions;  high grade commercial paper; and repurchase  agreements with respect to the foregoing types of instruments.

Non-Traditional Equity Securities

     The Fund may invest in  convertible  preferred  stocks that offer  enhanced yield features,  such as Preferred Equity Redemption Cumulative Stock ("PERCS"),
which provide an investor, such as the Fund, with the opportunity to earn higher dividend  income than is available  on a company's  common  stock.  A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital  appreciation  limit which is usually  expressed  in terms of a stated
price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally not  convertible  into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     The Fund may also invest in other enhanced  convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income  Cumulative   Securities),   and  DECS  (Dividend  Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they will  automatically  convert to either cash or a  specified  number of shares of common stock.

Options

     The Fund may  purchase  call  options or purchase  put options and will not engage in option strategies for speculative purposes.

     The Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse impact on the Fund's  ability to effectively  hedge its securities.  The Fund will not,  however,  invest more than 15% of its assets in illiquid securities.

     Purchasing  Call Options:  The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.

     When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying  security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio  characteristics  and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same series as the option previously purchased.  A Fund will realize a profit from a closing sale  transaction  if the price received on the  transaction  is more than the premium paid to purchase  the  original  call option;  a Fund will realize a loss from a closing sale transaction if the price received  on the  transaction  is less than the  premium  paid to  purchase  the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Purchasing Put Options: The Fund may invest up to 2% of its total assets in the purchase of put options.  A Fund will,  at all times during which it holds a put option, own the security covered by such option.

     A put  option  purchased  by a Fund  gives it the  right to sell one of its securities  for an agreed price up to an agreed date. A Fund intends to purchase put  options  in order to protect  against a decline in the market  value of the underlying  security  below the  exercise  price less the  premium  paid for the option  ("protective  puts").  The ability to purchase  put options will allow a
Fund to protect  unrealized  gain in an  appreciated  security in its  portfolio without actually selling the security. If the security does not drop in value, a
Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities  underlying such option.  Such sale will  result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies

     The Fund may purchase and write options on foreign  currencies  for hedging purposes  in a manner  similar  to that in which  futures  contracts  on foreign currencies,  or forward contracts,  will be utilized.  For example, a decline in the  dollar  value of a  foreign  currency  in which  portfolio  securities  are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect  against  such diminutions  in the  value of  portfolio  securities,  a Fund may  purchase  put options on the foreign  currency.  If the value of the currency does decline,  a
Fund will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to a Fund deriving from purchases of foreign  currency  options will be  reduced by the amount of the  premium  and  related  transaction  costs.  In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  a Fund could  sustain  losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging purposes.  For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase in the dollar cost of  securities  to be acquired,  a Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will  expire  unexercised  and  allow a Fund to  hedge  such increased cost up to the amount of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase  or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign  currencies,  a Fund also may be  required to forego all or a portion of the benefit which might  otherwise  have been obtained from favorable movements in exchange rates.

     The Fund intends to write  covered call  options on foreign  currencies.  A call option  written on a foreign  currency by a Fund is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the custodian  bank) upon  conversion  or exchange of other foreign  currency held in its  portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principal  amount as the call written where  the  exercise  price  of the call  held (i) is equal to or less  than the exercise  price of the call written,  or (ii) is greater than the exercise price of the call written if the  difference is  maintained by the Fund in cash,  U.S.
government  securities,   or  other  high-grade  liquid  debt  securities  in  a
segregated account with its custodian bank.

     With  respect to writing put options,  at the time the put is written,  the
Fund will establish a segregated  account with its custodian bank  consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount  equal in value to the  amount the Fund will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     In order to comply with the securities laws of one state, the Fund will not write put or call options if the aggregate  value of the  securities  underlying the  calls or  obligations  underlying  the puts  determined  as of the date the options are sold exceed 25% of the Fund's net assets.  Should  state laws change or the  Trust  receives  a waiver  of its  application  for the  Fund,  the Fund reserves the right to increase this percentage.

Options on Stock Indices

     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard and Poor's 500(R)Composite Stock Price Index ("S&P 500") or the New
York Stock Exchange  Composite  Index, or a narrower  market index,  such as the
Standard &  Poor's 100 Index ("S&P  100").  Indices are also based on an industry or market  segment  such as the AMEX Oil and Gas Index or the  Computer and Business  Equipment Index.  Options on stock indices are currently traded on domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock  Exchange  ("NYSE"),  and American Stock  Exchange,  as well as on foreign exchanges.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability  effectively to hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Fund will not engage in  transactions  in options on stock  indices for speculative  purposes  but only to  protect  appreciation  attained  and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions

     The Fund may loan up to 25% of its assets to  qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  i) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund from the borrower;  ii) this  collateral must be valued daily and should the market value of  the  loaned  securities  increase,  the  borrower  must  furnish  additional collateral  to the Fund;  iii) the Fund must be able to terminate the loan after notice, at any time; iv) the Fund must receive reasonable  interest on any loan, and any dividends,  interest, or other distributions on the lent securities, and any  increase  in the  market  value  of such  securities;  v) the  Fund may pay reasonable custodian fees in connection with the loan; and vi) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the
Trust know that a material event will occur  affecting an investment  loan, they must  either  terminate  the loan in order  to vote the  proxy or enter  into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the  security  goes up.  Therefore,  the Fund will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the  Board,  including  the  creditworthiness  of the  borrowing broker, dealer, or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements

     While  the Fund is  permitted  to do so,  it  normally  does not  invest in repurchase agreements, except to invest cash balances.

     The  funds  in  the  Delaware   Investments(R)family   (each,  a  "Delaware
Investments(R)Fund" and collectively,  the "Delaware  Investments(R)Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section  17(d) of the 1940 Act to  allow  certain  Delaware  Investments(R)Funds jointly to invest cash  balances.  The Fund may invest cash  balances in a joint repurchase  agreement  in  accordance  with the terms of the  Order and  subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield of the debt  security  during the  purchaser's  holding  period.  Should an issuer of a repurchase agreement fail to repurchase the underlying  security,  the loss to a
Fund,  if any,  would be the  difference  between the  repurchase  price and the market value of the security.  The Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of  high-quality.  In addition,  a Fund must have collateral of at least 102% of the repurchase price,  including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Reverse Repurchase Agreements

     The Fund is  authorized  to enter into  reverse  repurchase  agreements.  A reverse  repurchase  agreement  is the  sale of a  security  by the Fund and its agreement to  repurchase  the security at a specified  time and price.  The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or U.S.  government  securities in an amount sufficient to cover its obligations under reverse repurchase  agreements with  broker/dealers  (but no collateral is required  on reverse  repurchase  agreements  with  banks).  Under the 1940 Act, reverse  repurchase  agreements  may  be  considered  borrowings  by  the  Fund;
accordingly,   the  Fund  will  limit  its  investments  in  reverse  repurchase agreements, together with any other borrowings, to no more than one-third of its total  assets.  The use of reverse  repurchase  agreements  by the Fund  creates leverage which increases the Fund's  investment risk. If the income and gains on securities  purchased with the proceeds of reverse repurchase  agreements exceed the costs of the agreements, the Fund's earnings or net asset value ("NAV") will increase faster than otherwise would be the case; conversely,  if the income and gains  fail to exceed the  costs,  earnings  or NAV would  decline  faster  than otherwise would be the case.

Rule 144A Securities

     The  Fund may  invest  in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of the Fund's  illiquidity  to the  extent  that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the purchase of a Rule 144A  Security,  however,  the Board and the Manager will continue to monitor the  liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Russian Securities

     The Fund may invest to a limited degree in Russian Securities. Investing in
Russian companies involves a high degree of risk and special  considerations not typically  associated with investing in the U.S. securities markets,  and should be considered  highly  speculative.  Such risks include:  (i) delays in settling portfolio  transactions and risk of loss arising out of Russia's system of share registration  and  custody;  (ii) the  risk  that it may be  impossible  or more difficult  than in other  countries to obtain and/or  enforce a judgment;  (iii)
pervasiveness  of  corruption  and crime in the Russian  economic  system;  (iv)
currency  exchange rate  volatility and the lack of available  currency  hedging instruments;  (v) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (vi) controls on foreign investment
and  local   practices   disfavoring   foreign   investors  and  limitations  on
repatriation  of invested  capital,  profits,  and dividends,  and on the Fund's ability to exchange local currencies for U.S.  dollars;  (vii) the risk that the government of Russia or other executive or legislative  bodies may decide not to
continue  to  support  the  economic  reform  programs   implemented  since  the
dissolution of the Soviet Union and could follow radically  different  political
and/or   economic   policies   to  the   detriment   of   investors,   including
non-market-oriented  policies  such as the support of certain  industries at the expense of other  sectors or  investors,  or a return to the  centrally  planned economy that existed prior to the  dissolution  of the Soviet Union;  (viii) the
financial   condition  of  Russian   companies,   including   large  amounts  of
inter-company  debt which may create a payments crisis on a national scale; (ix)
dependency on exports and the corresponding  importance of international  trade;
(x) the risk  that the  Russian  tax  system  will not be  reformed  to  prevent
inconsistent,   retroactive,  and/or  exorbitant  taxation;  and  (xi)  possible difficulty in identifying a purchaser of securities  held by the Fund due to the underdeveloped nature of the securities markets.

     There is little historical data on Russian  securities markets because they are relatively new and a substantial  proportion of securities  transactions  in
Russia  are  privately  negotiated  outside of stock  exchanges.  Because of the recent formation of the securities markets as well as the  underdeveloped  state
of  the  banking  and  telecommunications  systems,  settlement,   clearing  and
registration  of  securities  transactions  are  subject to  significant  risks.
Ownership of shares (except where shares are held through depositories that meet the  requirements  of the 1940  Act) is  defined  according  to  entries  in the company's share register and normally evidenced by extracts from the register or by formal share certificates.  However,  there is no central registration system for shareholders and these services are carried out by the companies  themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective  state  supervision and it is possible for the Fund to lose its registration through fraud,  negligence or even mere oversight. In addition, while applicable  Russian  regulations impose liability on registrars for losses resulting  from their  errors,  it may be difficult  for the Fund to enforce any rights it may have  against the  registrar  or issuer of the  securities  in the event of loss of share  registration.  Furthermore,  although  a Russian  public enterprise with more than 1,000  shareholders is required by law to contract out the maintenance of its shareholder  register to an independent entity that meets certain  criteria,  in practice  this  regulation  has not always been  strictly enforced.  Because of this lack of independence,  management of a company may be able to  exert  considerable  influence  over  who can  purchase  and  sell  the company's  shares by  illegally  instructing  the  registrar to refuse to record transactions  in the share  register.  This  practice  may prevent the Fund from investing in the securities of certain Russian  companies deemed suitable by the
Investment  Manager.  Further,  this  also  could  cause a delay  in the sale of
Russian  company  securities  by the Fund if a  potential  purchaser  is  deemed unsuitable, which may expose the Fund to potential loss on the investment.

Swaps, Caps, Floors, and Collars

     The Fund may enter into interest  rate,  currency,  and index swaps and the purchase or sale of related caps, floors, and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular
investment  or  portion  of  its   portfolio,   to  protect   against   currency
fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of securities the Fund  anticipates  purchasing at a later date. The Fund intends to use these  transactions  as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream that the Fund may be obligated  to pay.  Interest  rate swaps  involve the  exchange by the Fund with another party of their respective commitments to pay or receive interest,  e.g., an exchange of floating  rate payments for fixed rate payments with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     The Fund will  usually  enter  into  swaps on a net  basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with the Fund receiving or paying, as the case may be,  only the net amount of the two  payments.  Inasmuch as these  swaps,  caps, floors,  and collars  are  entered  into for good faith  hedging  purposes,  the investment manager and neither Fund believes such obligations  constitute senior securities under 1940 Act and, accordingly, will not treat them as being subject to its  borrowing  restrictions.  Neither  Fund will enter  into any swap,  cap, floor,  or  collar  transaction  unless,  at the  time  of  entering  into  such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager.  If there is a default by the counterparty,  the Fund may have contractual remedies pursuant to the agreements related to the  transaction.  The swap market has grown  substantially in recent years with a large number of banks and  investment  banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which  standardized  documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

U.S. Government Securities

     Although not a principal  strategy for the Fund,  for  temporary  defensive purposes,  the Fund may invest in high-quality  debt  instruments  issued by the
U.S. government, its agencies, or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies.

When-Issued Securities

     The Fund may purchase  securities on a "when-issued"  basis.  When the Fund agrees to purchase  securities on a when-issued  basis,  it will reserve cash or securities in amounts  sufficient to cover its  obligations,  and will value the reserved  assets  daily.  It may be  expected  that the Fund's  net assets  will fluctuate to a greater degree when it sets aside  portfolio  securities to cover such purchase commitments than when it sets aside cash. The Fund does not intend to  purchase  when-issued  securities  for  speculative  purposes  but  only  in furtherance  of their  investment  objective.  Because  the Fund will  segregate
sufficient  cash  or  liquid  portfolio   securities  to  satisfy  its  purchase
commitments in the manner  described,  a Fund's liquidity and the ability of the
Manager to manage the Fund might be  affected  in the event its  commitments  to purchase when-issued securities ever exceeded 25% of the value of its assets.

     When the Fund engages in when-issued transactions,  they rely on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the  opportunity to obtain a price  considered to be advantageous.

Zero-Coupon Securities

     The Fund may also invest in zero-coupon  bonds.  Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic  payments of interest before  maturity or a specific  date when the  securities  begin paying  current interest.  Therefore,  they are issued and traded at a discount  from their face amounts or par value. The market prices of zero-coupon  securities are generally
more  volatile   than  the  market  prices  of  securities   that  pay  interest
periodically and are likely to respond to changes in interest rates to a greater degree than do  non-zero-coupon  securities having similar maturities and credit quality.  Current  federal  income tax law  requires  that a holder of a taxable zero-coupon  security  report as income  each year the  portion of the  original issue  discount of such security that accrues that year,  even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly,  during periods when a Fund receives no interest payments on its zero-coupon  securities,  it will be required,  in order to maintain its desired tax  treatment,  to distribute  cash approximating the income attributable to such securities.  Such distribution may require the sale of portfolio  securities to meet the distribution  requirements and such sales may be subject to the risk factor discussed above.

Special Risk Considerations

     Foreign Securities Risks. The Fund has the right to purchase  securities in any developed,  underdeveloped,  or emerging country.  Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization,  or confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability,   or  diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  the Fund may  encounter  difficulty  or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners may invest,  and  prohibitions on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which a Fund invests.  Also, the  repatriation  of both  investment income and capital from several  foreign  countries is restricted and controlled under  certain  regulations,  including,  in some  cases,  the need for  certain governmental  consents.  Although these  restrictions  may in the future make it undesirable to invest in emerging  countries,  the Manager does not believe that any current  repatriation  restrictions  would  affect its decision to invest in such  countries.  Countries  such as  those in which  the Fund may  invest  have historically  experienced  and may continue to experience,  substantial,  and in some periods  extremely high,  rates of inflation for many years,  high interest rates,  exchange rate  fluctuations or currency  depreciation,  large amounts of external debt, balance of payments and trade  difficulties,  and extreme poverty and  unemployment.  Other factors which may influence the ability or willingness to  service  debt  include,  but are not  limited  to,  a  country's  cash  flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service  burden to the economy as a whole, its government's policy towards the International  Monetary Fund, the World Bank and other  international  agencies,  and the  political  constraints  to which a government debtor may be subject.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates,  and the extent of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its  obligations.  If such a default occurs,  a Fund may have limited  effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Among the foreign  government and government  related  issuers in which the
Fund may invest are certain high yield  securities,  including  so-called "Brady
Bonds." The issuers of the foreign government and government-related  high yield securities, including Brady Bonds, in which the Fund may invest have in the past
experienced   substantial   difficulties   in  servicing   their  external  debt
obligations,  which  have  led  to  defaults  on  certain  obligations  and  the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain  foreign  government and  government-related  high yield  securities may be requested to participate in the  restructuring  of such obligations  and to  extend  further  loans to their  issuers.  There  can be no
assurance   that  the   Brady   Bonds   and   other   foreign   government   and
government-related  high yield  securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Brady Bonds are debt  securities  issued  under the  framework of the Brady
Plan,  an initiative  announced by former U.S.  Treasury  Secretary  Nicholas F.
Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external  indebtedness  (generally,  commercial bank debt). In restructuring its external debt under the Brady Plan  framework,  a debtor nation  negotiates with its existing bank lenders as well as multilateral institutions such as the World
Bank and the  International  Monetary Fund. The Brady Plan framework,  as it has developed,  contemplates  the  exchange of  commercial  bank debt for new issued bonds (Brady  Bonds).  The  investment  advisors  believe that economic  reforms undertaken by countries in connection  with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.  Investors,  however, should recognize that the Brady Plan only sets forth  general  guiding  principles  for  economic reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between  debtor  nations and their  creditors.  In addition,
Brady Bonds have been issued only recently and, accordingly,  do not have a long payment history.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract.  Accordingly,  it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of the Fund's portfolio holdings monthly,  with a
30 day lag, on the Fund's Web site, www.delawareinvestments.com. In addition, on a 10 day lag, the Trust also makes available a month-end  summary listing of the number of the Fund's  securities,  country  and asset  allocations,  and top ten securities and sectors by percentage of holdings for the Fund. This  information is available  publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel,  the Fund's financial printer and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Fund,  the  Manager,  nor any  affiliate  receives any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also  receives an annual  report  from the Trust's  Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Trust's procedures concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in each of the other  Delaware  Investments(R)Funds.  The Trust's  Trustees  and
principal  officers  are noted  below  along with their ages and their  business experience  for the past five years.  The Trustees  serve for  indefinite  terms until their resignation, death, or removal.

-------------------------- ------------------ ---------------- -------------------------------- ------------------- ----------------
Name, Address and          Position(s) Held   Length of Time   Principal Occupation(s) During       Number of            Other
 Birthdate                  with the Fund        Served               Past 5 Years                Portfolios in      Directorships
                                                                                                   Fund Complex         Held by
                                                                                                   Overseen by        Trustee or
                                                                                                Trustee or Officer      Officer
-------------------------- ------------------ ---------------- -------------------------------- ------------------- ----------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne(1)           Chairman,       Chairman and        Patrick P. Coyne has             84               Director--
2005 Market Street           President,       Trustee since         served in various                           Kaydon Corporation
Philadelphia, PA 19103          Chief        August 16, 2006     executive capacities at
                              Executive                            different times at                           Board of Governors
April 1963                  Officer, and      President and     Delaware Investments.(2)                             Member--
                               Trustee       Chief Executive                                                    Investment Company
                                              Officer since                                                       (2007-Present)
                                             August 1, 2006
                                                                                                                    Member of
                                                                                                                    Investment
                                                                                                                    Committee--
                                                                                                                Cradle of Liberty
                                                                                                                   Council, BSA
                                                                                                                    (November
                                                                                                                  2007-Present)

                                                                                                                Finance Committee
                                                                                                                     Member--
                                                                                                                 St. John Vianney
                                                                                                                  Roman Catholic
                                                                                                                      Church
                                                                                                                  (2007-Present)
-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett              Trustee            Since            Private Investor--              84               Director--
2005 Market Street                             March 2005        (March 2004 - Present)                             Bryn Mawr
Philadelphia, PA 19103                                                                                          Bank Corp. (BMTC)
                                                                   Investment Manager--                           (April 2007 -
October 1947                                                      Morgan Stanley & Co.                           Present)
                                                               (January 1984 - March 2004)
                                                                                                                   Chairman of
                                                                                                                    Investment
                                                                                                                    Committee--
                                                                                                               The Haverford School
                                                                                                                  (2002-Present)

                                                                                                                   Chairman of
                                                                                                                    Investment
                                                                                                                    Committee--
                                                                                                                   Pennsylvania
                                                                                                               Academy of Fine Arts
                                                                                                                  (2007-Present)
                                                                                                                     Trustee--
                                                                                                                  (2004-Present)

                                                                                                                    Investment
                                                                                                                Committee Member--
                                                                                                                   Pennsylvania
                                                                                                                  Horticultural
                                                                                                                     Society
                                                                                                                    (February
                                                                                                                  2006-Present)
-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
John A. Fry                    Trustee            Since                President--                 84               Director--
2005 Market Street                            January 2001     Franklin & Marshall College                   Community Health
Philadelphia, PA 19103                                            (June 2002 - Present)                              Systems

May 1960                                                        Executive Vice President--                          Director--
                                                               University of Pennsylvania                         Allied Barton
                                                                (April 1995 - June 2002)                        Security Holdings

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Anthony D. Knerr               Trustee            Since           Founder and Managing             84                  None
2005 Market Street                             April 1990              Director--
Philadelphia, PA 19103                                         Anthony Knerr & Associates
                                                                 (Strategic Consulting)
December 1938                                                       (1990 - Present)

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Lucinda S. Landreth            Trustee            Since         Chief Investment Officer--         84                  None
2005 Market Street                             March 2005            Assurant, Inc.
Philadelphia, PA 19103                                                 (Insurance)
                                                                      (2002 - 2004)
June 1947
-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Ann R. Leven                   Trustee            Since               Consultant--                 84           Director and Audit
2005 Market Street                            October 1989           ARL Associates                             Committee Chair--
Philadelphia, PA 19103                                             (Financial Planning)                           Systemax Inc.
                                                                    (1983 - Present)
November 1940

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Thomas F. Madison              Trustee            Since            President and Chief             84               Director--
2005 Market Street                             May 1997(3)         Executive Officer--                          CenterPoint Energy
Philadelphia, PA 19103                                             MLM Partners, Inc.
                                                                (Small Business Investing                       Director and Audit
February 1936                                                        and Consulting)                             and Compensation
                                                                (January 1993 - Present)                        Committees Chair--
                                                                                                               Digital River, Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member--
                                                                                                                Rimage Corporation

                                                                                                                   Director and
                                                                                                                   Chairman of
                                                                                                                 Compensation and
                                                                                                                   Governance &
                                                                                                                    Nominating
                                                                                                                   Committees--
                                                                                                                     Valmont
                                                                                                                 Industries, Inc.

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Janet L. Yeomans               Trustee            Since                 Treasurer                  84                  None
2005 Market Street                             April 1999       (January 2006 - Present)
Philadelphia, PA 19103
                                                                    Vice President--
July 1948                                                        Mergers & Acquisitions
                                                                      (January 2003
                                                                    - January 2006),
                                                                   and Vice President
                                                               (July 1995 - January 2003)
                                                                     3M Corporation

                                                                  Ms. Yeomans has held
                                                                   various management
                                                                     positions at 3M
                                                                 Corporation since 1983.

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
J. Richard Zecher              Trustee            Since                 Founder--                  84           Director and Audit
2005 Market Street                              March 2005         Investor Analytics                           Committee Member--
Philadelphia, PA 19103                                              (Risk Management)                           Investor Analytics
                                                                  (May 1999 - Present)
July 1940                                                                                                       Director and Audit
                                                                        Founder--                               Committee Member--
                                                                 Sutton Asset Management                          Oxigene, Inc.
                                                                      (Hedge Fund)
                                                               (September 1996 - Present)

-------------------------- ---------------- ------------------ ---------------------------- ------------------ ---------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
David F. Connor             Vice President,   Vice President   David F. Connor has served          84                None(4)
2005 Market Street          Deputy General         since          as Vice President and
Philadelphia, PA 19103       Counsel, and     September 2000    Deputy General Counsel at
                               Secretary       and Secretary   Delaware Investments since
December 1963                                  since October              2000.
                                                   2005

-------------------------- ------------------ ---------------- ---------------------------- ------------------ ---------------------
Daniel V. Geatens           Vice President       Treasurer        Daniel V. Geatens has            84                None(4)
2005 Market Street           and Treasurer     since October        served in various
Philadelphia, PA 19103                             2007          capacities at different
                                                                    times at Delaware
October 1972                                                          Investments.
-------------------------- ------------------ ---------------- ---------------------------- ------------------ ---------------------
David P. O'Connor             Senior Vice       Senior Vice       David P. O'Connor has            84                None(4)
2005 Market Street            President,        President,          served in various
Philadelphia, PA 19103     General Counsel,       General          executive and legal
                            and Chief Legal    Counsel, and      capacities at different
February 1966                   Officer         Chief Legal         times at Delaware
                                               Officer since          Investments.
                                               October 2005
-------------------------- ------------------ ---------------- ---------------------------- ------------------ ---------------------
Richard Salus                 Senior Vice          Chief        Richard Salus has served           84                None(4)
2005 Market Street           President and       Financial        in various executive
Philadelphia, PA 19103      Chief Financial    Officer since     capacities at different
                                Officer        November 2006        times at Delaware
October 1963                                                          Investments.

-------------------------- ------------------ ---------------- ---------------------------- ------------------ ---------------------

(1)  Patrick P. Coyne is considered to be an "Interested  Trustee" because he is an executive officer of the Fund's Manager.

(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,   including  the  Fund's  Manager,
     principal underwriter, and transfer agent.

(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware  Investments(R)Family of Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

(4)  David F. Connor,  Daniel V. Geatens,  David P. O'Connor,  and Richard Salus
     serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment manager,  principal underwriter,  and transfer agent as the Funds.

------------------------------------------------------------------------------------------------------------------------------------

         The following is additional information regarding investment professionals affiliated with the Trust.

------------------------------- ------------------------------- ----------------------- ---------------------------------------------
Name, Address, and Birthdate      Position(s) Held with the     Length of Time Served   Principal Occupation(s) During Past 5 Years
                                            Funds
------------------------------- ------------------------------- ----------------------- ---------------------------------------------
Christopher J. Bonavico             Vice President, Senior             3 years           Vice President, Senior Portfolio Manager,
505 Montgomery Street           Portfolio Manager, and Equity                            and Equity Analyst - Delaware Investments
11th Floor                                 Analyst                                                    (2005 - Present)
San Francisco, CA 94111
                                                                                         Prior to joining Delaware Investments, Mr.
September 1965                                                                            Bonavico served in various capacities at
                                                                                         different times at Transamerica Investment
                                                                                                      Management, LLC.
------------------------------- ------------------------------- ----------------------- ---------------------------------------------
Patrick G. Fortier                  Vice President, Senior             3 years           Vice President, Senior Portfolio Manager,
505 Montgomery Street           Portfolio Manager, and Equity                            and Equity Analyst - Delaware Investments
11th Floor                                 Analyst                                                    (2005 - Present)
San Francisco, CA 94111
                                                                                         Prior to joining Delaware Investments, Mr.
May 1970                                                                                  Fortier served in various capacities at
                                                                                         different times at Transamerica Investment
                                                                                                      Management, LLC.
------------------------------- ------------------------------- ----------------------- ---------------------------------------------
Gregory M. Heywood                  Vice President, Senior             3 years           Vice President, Senior Portfolio Manager,
505 Montgomery Street           Portfolio Manager, and Equity                            and Equity Analyst - Delaware Investments
11th Floor                                 Analyst                                                    (2005 - Present)
San Francisco, CA 94111
                                                                                         Prior to joining Delaware Investments, Mr.
August 1965                                                                               Heywood served in various capacities at
                                                                                         different times at Transamerica Investment
                                                                                                      Management, LLC.
------------------------------- ------------------------------- ----------------------- ---------------------------------------------

     The following  table shows each  Trustee's  ownership of shares of the Fund and  of  all  Delaware  Investments(R)Funds.  The  information  related  to  the ownership of  securities in the Fund is as of a date within 30 days of this Part
B. The  information  related to the  ownership  of  securities  in all  Delaware
Investments(R)Funds is as of December 31, 2007.

-------------------------- ---------------------------------------------------------- --------------
Name                       Dollar Range of Equity        Aggregate Dollar Range of Equity Securities in All
                           Securities in the Trust       Registered Investment Companies Overseen by Trustee
                                                              in Family of Investment Companies
-------------------------- ---------------------------------- -------------------------------------
Interested Trustee
---------------------------------------------------------------------------------------------------
Patrick P. Coyne            None(1)                             Over $100,000
-------------------------- ---------------------------------- -------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------
Thomas L. Bennett           None(1)                           $10,001 - $50,000
-------------------------- ---------------------------------- -------------------------------------
John A. Fry                 None(1)                           $50,001 - $100,000
-------------------------- ---------------------------------- -------------------------------------
Anthony D. Knerr            None(1)                             Over $100,000
-------------------------- ---------------------------------- -------------------------------------
Lucinda S. Landreth         None(1)                           $50,001 - $100,000
-------------------------- ---------------------------------- -------------------------------------
Ann R. Leven                None(1)                             Over $100,000
-------------------------- ---------------------------------- -------------------------------------
Thomas F. Madison           None(1)                           $10,001 - $50,000
-------------------------- ---------------------------------- -------------------------------------
Janet L. Yeomans            None(1)                             Over $100,000
-------------------------- ---------------------------------- -------------------------------------
J. Richard Zecher           None(1)                           $10,001 - $50,000
-------------------------- ---------------------------------- -------------------------------------

(1)  As of the date of this Part B, no shares of the Fund were outstanding.

     The  following  table sets forth the  compensation  received by each of the
Trustees  from the Trust and the total  compensation  received from the Delaware
Investments(R)Funds  for which he or she served as a Trustee or Director for the fiscal year ended November 30, 2007.  Only the Trustees of the Trust who are not
"interested  persons"  as defined by the 1940 Act (the  "Independent  Trustees")
receive compensation from the Fund.

                                                                        Total Compensation from
                                                                       the Investment Companies
                                                 Retirement Benefits        in the Delaware
                       Aggregate Compensation     Accrued as Part of         Investments(R)
Trustee                    from the Trust           Fund Expenses             Complex(1)
                               $12,729
Thomas L. Bennett                                         $0                   $176,500
                               $12,196
John A. Fry                                               $0                   $169,000
                               $11,153
Anthony D. Knerr                                          $0                   $154,500
                               $12,012
Lucinda S. Landreth                                       $0                   $166,500
                               $15,609
Ann R. Leven                                              $0                   $216,500
                               $11,785
Thomas F. Madison                                         $0                   $164,000
                               $11,814
Janet L. Yeomans                                          $0                   $164,000
                               $11,631
J. Richard Zecher                                         $0                   $161,500

(1)  Effective December 1, 2007, each Independent  Trustee/Director will receive an annual  retainer fee of $100,000 for serving as a  Trustee/Director  for all 31  investment  companies  in the Delaware  Investments(R)family,  plus
     $5,000  per day for  attending  each  Board  Meeting  held on behalf of all investment  companies  in  the  complex.  Members  of  the  Nominating  and
     Corporate Governance Committee,  Audit Committee, and Investments Committee
     receive  additional  compensation  of  $2,500  for each  Committee  meeting attended.  In addition,  the chairperson of the Audit Committee receives an annual retainer of $25,000,  the  chairperson of the Investments  Committee receives  an  annual  retainer  of  $20,000,  and  the  chairperson  of the
     Nominating and Corporate  Governance  Committee receives an annual retainer
     of  $15,000.  The   Lead/Coordinating   Trustee/Director  of  the  Delaware
     Investments(R)Funds receives an additional annual retainer of $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison,  Chairman;  Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher.
The Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the Board  only in the event  that there is a vacancy on the
Board.  Shareholders who wish to submit  recommendations  for nominations to the
Board to fill a vacancy  must  submit  their  recommendations  in writing to the
Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at
2005  Market  Street,  Philadelphia,  Pennsylvania  19103.  Shareholders  should include  appropriate  information on the background  and  qualifications  of any person  recommended  (e.g.,  a  resume),  as  well  as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected.  Shareholder  recommendations  for  nominations  to the  Board  will be accepted on an ongoing basis and such  recommendations  will be kept on file for consideration  when there is a vacancy on the Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,  Chairman;  Anthony D.
Knerr;  Lucinda S.  Landreth;  and Ann R.  Leven  (ex-officio).  The  Nominating
Committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Fund  by  the  Manager,  as  well  as any sub-advisors;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments  to existing  agreements  and  recommend  what action the full Board and the  Independent  Trustees take regarding the approval of all such proposed  agreements;  and (iii) review,  from time to time, reports supplied  by the Manager  regarding  investment  performance  and  expenses  and suggest  changes to such  reports.  The  Investments  Committee  consists of the following five Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Janet L. Yeomans; J. Richard Zecher and Ann R. Leven. The Investments
Committee held five meetings during the Trust's last fiscal year.

Code of Ethics

     The  Trust,   the  Manager,   the   Distributor,   and  Lincoln   Financial
Distributors,  Inc. (the Fund's financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting

     The Fund has  formally  delegated  to the  Manager  the ability to make all proxy voting decisions in relation to portfolio  securities held by the Fund. If and when proxies  need to be voted on behalf of the Fund,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Fund.  One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services  ("ISS/RiskMetrics"),  a
wholly owned subsidiary of RiskMetrics Group  ("RiskMetrics"),  to analyze proxy statements  on  behalf  of the Fund and the  Manager's  other  clients  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing ISS/RiskMetrics's proxy voting activities. If a proxy has been voted for a Fund,  ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year,  information  (if any)  regarding  how the
Fund voted  proxies  relating to portfolio  securities  during the most recently disclosed  12-month period ended June 30 is available without charge (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Fund are voted by  ISS/RiskMetrics  in accordance with the  Procedures.  Because
almost  all  Fund  proxies  are  voted  by   ISS/RiskMetrics   pursuant  to  the
pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy, thereby largely eliminating  conflicts  of  interest  for the  Manager  during the proxy  voting process. In the very limited instances where the Manager is considering voting a proxy  contrary to  ISS/RiskMetrics's  recommendation,  the Committee will first assess the issue to see if there is any possible conflict of interest  involving the Manager or affiliated  persons of the Manager.  If a member of the Committee has actual knowledge of a conflict of interest,  the Committee will normally use another  independent  third party to do  additional  research on the  particular proxy issue in order to make a  recommendation  to the  Committee on how to vote the proxy in the best  interests of the Fund. The Committee will then review the proxy voting materials and recommendation  provided by  ISS/RiskMetrics  and the independent  third party to determine how to vote the issue in a manner that the
Committee  believes is consistent  with the Procedures and in the best interests of the Fund.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board.  The  Manager  also  provides  investment management  services  to  certain  of the  other  Delaware  Investments(R)Funds.
Affiliates  of  the  Manager  also  manage  other  investment  accounts.   While
investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers,  and employees who are affiliated  with both the Manager and the Trust.

     As of December 31, 2007,  the Manager and its  affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is a  subsidiary  of  Delaware  Management  Holdings,  Inc.  ("DMH").  DMH  is a
subsidiary and subject to the ultimate control, of Lincoln National  Corporation
("Lincoln").   Lincoln,  with  headquarters  in  Radnor,   Pennsylvania,   is  a
diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.  The Manager and its  affiliates  own the name  "Delaware  Group." Under  certain  circumstances, including the termination of the Trust's advisory  relationship with the Manager or its  distribution  relationship  with the Distributor,  the Manager,  and its affiliates  could cause the Trust to remove the words "Delaware  Group" from its name.

     The Investment  Management Agreement between the Fund and the Manager dated
September  24,  2005,  as  amended  on  [__________],   2008,  was  approved  by
shareholders  on August 30, 2004.  The  Investment  Management  Agreement had an
initial  term of two years and may be renewed  each year so long as such renewal and continuance are  specifically  approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Fund, and only if the  terms  of and the  renewal  thereof  have  been  approved  by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  Investment  Management  Agreement  is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Fund  shall  pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

        0.85% of average daily net assets up to $500 million;
        0.80% of average daily net assets from $500 million to $1 billion;
        0.75% of average daily net assets from $1 billion to $2.5 billion; and
        0.70% of average daily net assets thereafter.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Fund's  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor

     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the Fund.  See the  Prospectuses  for  information  on how to invest.  Shares of the Fund are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor  for the other  Delaware  Investments(R)Funds.  The  Board  annually reviews fees paid to the Distributor.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Fund's  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary  Agreement") with the Distributor as of January 1, 2007.
LFD is  primarily  responsible  for  promoting  the sale of Fund shares  through
broker/dealers,   financial   advisors,   and  other  financial   intermediaries
(collectively,  "Financial  Intermediaries").  The  address  of  LFD  is  130 N.
Radnor-Chester  Rd.,  Radnor,  PA 19087. The Distributor pays LFD for the actual
expenses   incurred  by  LFD  in  performing  its  duties  under  the  Financial
Intermediary  Agreement as determined  by the  Distributor's  monthly  review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the  Distributor.  The fees  associated with LFD's services to the
Fund are borne exclusively by the Distributor and not by the Fund.

Transfer Agent

     Delaware Service Company,  Inc., an affiliate of the Manager, is located at
2005  Market  Street,  Philadelphia,  PA  19103-7094,  and  serves as the Fund's shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholder  Services  Agreement dated April 19, 2001. The
Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln. The
Transfer  Agent also acts as  shareholder  servicing,  dividend  disbursing  and transfer agent for other Delaware Investments(R)Fund. The Transfer Agent is paid a fee by the Fund for  providing  these  services  consisting  of an annual  per account charge of $27.00 for each open and $10.00 for each closed account on its records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     The Fund has  authorized,  in addition to the Transfer  Agent,  one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other  intermediaries  to accept purchase and redemption orders on behalf of the Fund.  For purposes of pricing,  the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

     DST Systems,  Inc.  ("DST")  provides  sub-transfer  agency services to the
Fund.  In  connection  with  these  services,   DST  administers  the  overnight
investment of cash pending investment in the Fund or payment of redemptions. The proceeds  of this  investment  program  are used to offset the  Fund's  transfer agency expenses.

Fund Accountants

     The Bank of New York Mellon Bank ("BNY Mellon"), One Wall Street, New York,
NY 10286-0001, provides fund accounting and financial administration services to the Fund. Those services include performing functions related to calculating the
Fund's NAV and providing financial reporting information,  regulatory compliance testing and other related accounting services. For these services, the Fund pays
BNY Mellon an  asset-based  fee,  subject to certain fee  minimums  plus certain out-of-pocket  expenses and transactional  charges. DSC provides fund accounting and financial  administration  oversight  services to the Fund.  Those  services include  overseeing the Fund's pricing  process,  the calculation and payment of fund  expenses,  and financial  reporting in shareholder  reports,  registration statements and other  regulatory  filings.  DSC also manages the process for the payment of dividends and  distributions  and the  dissemination of Fund NAVs and performance data. For these services, the Fund pays DSC an asset-based fee, plus certain  out-of-pocket  expenses and transactional  charges. The fees payable to
BNY  Mellon  and DSC  under  the  service  agreements  described  above  will be allocated among all Delaware Investments(R)Funds on a relative NAV basis.

Custodian

     BNY Mellon also serves as the custodian of the Fund's  securities and cash.
As custodian for each Fund, BNY Mellon  maintains a separate account or accounts for each Fund; receives,  holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and  distributions  on account of each Fund's portfolio  securities.  BNY Mellon also serves as the Fund's custodian for their investments in foreign securities.

Legal Counsel

     Stradley  Ronon  Stevens  &  Young,  LLP  serves as the  Trust's  legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts

     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible  as of November 30,
2007.

Name                                 No. of    Total Assets  No. of Accounts with      Total Assets in Accounts
                                    Accounts      Managed   Performance-Based Fees   with Performance-Based Fees
Gregory M. Heywood
Registered Investment Companies        [x]         $[x]              --                          --
Other Pooled Investment Vehicles       [x]         $[x]              --                          --
Other Accounts                         [x]         $[x]              --                          --
Patrick G. Fortier
Registered Investment Companies        [x]         $[x]              --                          --
Other Pooled Investment Vehicles       [x]         $[x]              --                          --
Other Accounts                         [x]         $[x]              --                          --
Christopher J. Bonavico
Registered Investment Companies        [x]         $[x]              --                          --
Other Pooled Investment Vehicles       [x]         $[x]              --                          --
Other Accounts                         [x]         $[x]              --                          --

Description of Material Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for  other  funds or  accounts  similar  to those  provided  to the Fund and the investment  action for such other fund or account and the Fund may  differ.  For example, an account or fund may be selling a security,  while another account or fund may be purchasing or holding the same security.  As a result,  transactions executed for one fund or account may  adversely  affect the value of  securities held by another fund, account, or Fund. Additionally, the management of multiple other funds or accounts  and the Fund may give rise to  potential  conflicts  of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts  and the Fund.  A  portfolio  manager  may  discover  an  investment opportunity  that  may be  suitable  for  more  than one  account  or fund.  The investment  opportunity may be limited,  however,  so that all funds or accounts for which the investment  would be suitable may not be able to participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple funds or accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

     Each portfolio manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Each named portfolio  manager is eligible to receive an annual cash bonus,  which is based upon quantitative and qualitative  factors.  Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk.  The total  amount  available  for payment of bonuses is based on the revenues associated with the products managed by the Focus  Growth  Team.  The amount of this "bonus  pool" is  determined  by taking a pre-determined  percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

     Various  members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion of senior management.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a large cap growth  composite  of a  nationally  recognized  publicly  available database,  for five  successive  calendar  years.  Performance  rankings  are in quartiles as follows: top decile, top quartile,  second quartile, third quartile and bottom quartile.  An average is taken of the five year relative  performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete  payout of the "objective" portion of the bonus pool over the previous five years, there is an  opportunity  to recoup these  amounts if the  multiplier  is in excess of
100%, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team  exceeds the relative  value of their  holdings in the Amended and Restated
Delaware  Investments Inc.  Incentive  Compensation  Plan. This amount,  if any, would be paid out to the team under a  deferred  compensation  arrangement.  The value creation payment,  if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options,  stock appreciation rights,  restricted stock awards and restricted  stock units  relating to the  underlying  shares of common  stock of
Delaware  Investments  U.S.,  Inc.  pursuant  to the  terms of the  Amended  and
Restated  Delaware  Investments  U.S.,  Inc.  Incentive  Compensation  Plan.  In
addition,   certain   managers  may  be  awarded   restricted  stock  units,  or
"performance  shares,"  in  Lincoln.  Delaware  Investments  U.S.,  Inc.,  is an
indirect subsidiary of DMH. DMH is in turn an indirect,  wholly-owned subsidiary of Lincoln.

     The  Amended  and  Restated  Delaware   Investments  U.S.,  Inc.  Incentive
Compensation  Plan was established in 2001 in order to provide certain employees of the Manager  with a more direct means of  participating  in the growth of the
Manager.  Under the  terms of the  plan,  stock  options  typically  vest in 25%
increments on a four-year  schedule and expire 10 years after issuance.  Subject to the  terms  of  the  plan,  restricted  stock  units  typically  vest  in 25%
increments on a four-year  schedule,  and shares of common stock  underlying the restricted  stock awards will be issued after vesting.  Awards are granted under the plan from time to time by the  investment  manager  in its full  discretion.
Awards may be based in part on seniority. The fair market value of the shares of
Delaware  Investments  U.S.,  Inc., is normally  determined as of each March 31,
June 30,  September 30, and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day,  after  which time the  shareholder  may put them back to the issuer or the shares may be called back from the  shareholder  from time to time,  as the case may be.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities

     As of the date of this Part B, no shares of the Fund were  outstanding and, therefore,  the Fund's portfolio managers did not beneficially own any shares of the Fund.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution  for the Fund.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the  account on the  transaction.  Some trades are made on a net basis where the
Fund  either  buys  securities  directly  from the  dealer or sells  them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the
securities  industry.  In  some  instances,   the  Fund  pays  a  minimal  share
transaction cost when the transaction presents no difficulty.

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all  commission  business  generated by all of the funds and accounts under its management,  brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability  of  investing  in,  purchasing  or  selling  securities,  and  the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports  concerning  issuers,  securities or industries;  providing information on economic factors and trends;  assisting in determining  portfolio strategy;  providing  computer software and hardware used in security  analyses;
and providing  portfolio  performance  evaluation and technical market analyses.
Such  services  are  used by the  Manager  in  connection  with  its  investment decision-making  process  with  respect to one or more mutual funds and separate accounts managed by it, and might not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Fund's Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers  who do not provide such services if such higher  commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and  research  services  may result in the Fund  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund and to  other  Delaware  Investments(R)Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Board that the  advantages  of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry  Regulatory  Authority  ("FINRA") rules, and  subject to seeking  best  execution,  the  Manager  may place  orders  with broker/dealers  that have  agreed  to  defray  certain  Fund  expenses,  such as custodian fees.

     The  Trust has the  authority  to  participate  in a  commission  recapture program.  Under the program and subject to seeking best  execution (as described in the first  paragraph of this section),  the Fund may direct certain  security trades to brokers who have  agreed to rebate a portion of the related  brokerage commission to the Fund in cash. Any such commission  rebates will be included as a realized  gain on securities in the  appropriate  financial  statements of the
Fund. The Manager and its affiliates  have  previously and may in the future act as an investment  manager to mutual funds or separate  accounts  affiliated with the administrator of the commission  recapture program. In addition,  affiliates of the administrator act as consultants in helping  institutional clients choose investment  managers and may also  participate  in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

Capitalization

     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with  the  Trust's  registration  statement  (as  amended  from  time to  time), governing instruments and applicable law, fully paid, and non-assessable. Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund.  Shares of the Institutional
Class may not vote on any matter  that  affects the Fund  Classes'  Distribution
Plans under Rule 12b-1.  Similarly,  as a general  matter,  shareholders of Fund
Classes may vote only on matters affecting their respective Class, including the
Fund  Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.  However,  Class B Shares may vote on any proposal to increase  materially the fees to be paid by each Fund under the Rule 12b-1 Plan  relating  to Class A
Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each
Fund will be  allocated  on a pro rata basis to the classes  according  to asset size,  except  that  expenses  of the Fund  Classes'  Rule  12b-1  Plans will be allocated solely to those classes.

     As of November 23, 1999,  Delaware  Group Global and  International  Funds,
Inc. changed its name to Delaware Group Global and International Funds.

     Prior to September 6, 1994, Delaware  International Value Equity Fund Class
A  was  known  as  Delaware   International   Equity  Fund  class  and  Delaware
International  Value  Equity  Fund  Institutional  Class was  known as  Delaware
International Equity Fund (Institutional) class.

     Effective as of August 16, 1999, the names of the Funds changed as follows.
Corresponding changes were also made to each of the Funds' Classes.

Old name                              New name as of August 16, 1999
International Equity Fund             Delaware International Equity Fund
Emerging Markets Fund                 Delaware Emerging Markets Fund
International Small Cap  Fund         Delaware International Small Cap Fund

     Effective as of June 28, 2001, the names of Delaware  International  Equity
Fund and Delaware International Small Cap Fund changed to Delaware International
Value Equity Fund and Delaware International Small Cap Value Fund, respectively.
Corresponding changes were also made to each of these Fund's Classes.  Effective as of March 30, 2006,  the name of Delaware  International  Small Cap Value Fund changed to Delaware Global Value Fund.

     Class R Shares of Delaware  International  Value Equity Fund were initially offered on June 2, 2003.

     The Trust  established  Delaware Focus Global Growth Fund on December [__],
2008.

Non-cumulative Voting

     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information

     Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the  Distributor or the Trust.  The Trust reserves the right to suspend sales of
Fund  shares,  and reject any order for the  purchase  of Fund  shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial  investment  generally  is $1,000 for Class A Shares and Class C Shares.
Subsequent  purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent investment minimums for Class A Shares will be waived for
purchases    by   officers,    Trustees   and    employees   of   any   Delaware
Investments(R)Fund,  the  Manager  or  any of the  Manager's  affiliates  if the purchases are made pursuant to a payroll  deduction  program.  Shares  purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an automatic  investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     For Class C Shares of the Fund,  each purchase must be in an amount that is less than $1,000,000. See "Investment Plans" for purchase limitations applicable to retirement  plans. The Trust will reject any purchase order for $1,000,000 or more of Class C  Shares.  An  investor  may  exceed  this  limitation  by making cumulative purchases over a period of time. In doing so, an investor should keep in mind,  however,  that reduced front-end sales charges apply to investments of
$50,000 or more in Class A Shares,  and that Class A Shares are subject to lower annual  Rule 12b-1 Plan  expenses  than  Class C Shares  and  generally  are not subject to a CDSC.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  The Fund can  redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any  Delaware  Investments(R)Fund.  The Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Fund.   However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate  officer of the Fund.
No charge is assessed by the Trust for any certificate issued. The Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Fund.  In those  circumstances,  a  shareholder  may be  subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or asset  allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A and C Shares

     The alternative purchase  arrangements of Class A Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their  needs  given the  amount of their  purchase,  the length of time they expect to hold their shares and other relevant  circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  Class C Shares and have the entire  initial purchase amount invested in the Fund with the investment thereafter subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class C Shares are subject to a CDSC if the  shares are  redeemed  within 12 months of  purchase.  Class C Shares are subject to annual  Rule 12b-1 Plan  expenses  of up to a maximum of 1% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net  assets of the  respective  Class.  Class C Shares do not  convert  to another Class.

     The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially  invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition,  the effect of any return earned on such additional money will diminish over time.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider the fact that Class R Shares do not have a front-end  sales charge and, unlike Class C Shares, are not subject to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund,  the  Distributor  and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees,  in the case of Class C Shares,  from the  proceeds of the Rule
12b-1 Plan fees and, if applicable,  the CDSC incurred upon  redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule  12b-1  Plan  fees.
Financial  advisors  may receive  different  compensation  for  selling  Class A
Shares, Class C Shares and Class R Shares.  Investors should understand that the purpose and function of the respective  Rule 12b-1 Plans  (including for Class R
Shares) and the CDSCs  applicable to Class C Shares are the same as those of the
Rule 12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that  such  fees  and  charges  are  used to  finance  the  distribution  of the respective Classes. See "Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends, if any, paid on a Fund's Class A Shares, Class C Shares, Class R
Shares and Institutional  Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same  amount,  except  that the additional  amount of Rule 12b-1 Plan expenses relating to Fund Classes will be borne  exclusively by such shares.  See  "Determining  Offering Price and Net
Asset Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period under a letter of intent signed by the purchaser.  See "Special
Purchase  Features - Class A Shares" below for more information on ways in which investors  can avail  themselves  of reduced  front-end  sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission

     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission, purchases of Class A Shares of other Delaware Investments(R)Funds to which a Limited CDSC applies (see "Contingent  Deferred Sales Charge for Certain
Redemptions  of Class A Shares  Purchased at Net Asset Value" under  "Redemption and Exchange")  may be aggregated  with those of the Class A Shares of the Fund.
Financial advisors also may be eligible for a dealer's  commission in connection with  certain  purchases  made  under a  letter  of  intent  or  pursuant  to an
investor's  right  of  accumulation.   Financial  advisors  should  contact  the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R)Funds  will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class C Shares

     Class C Shares are  purchased  without a front-end  sales  charge.  Class C
Shares  redeemed within 12 months of purchase may be subject to a CDSC of 1.00%.
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time of purchase of the shares being  redeemed or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the NAV at  purchase of Class C Shares,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments(R)Fund.  In the event of an exchange of the shares,  the "net asset value of such shares at the time of redemption" will be  the  NAV of  the  shares  that  were  acquired  in  the  exchange.  See  the
Prospectuses for a list of the instances in which the CDSC is waived.

     In determining whether a CDSC applies to a redemption of Class C Shares, it will be assumed  that  shares  held for more than 12 months are  redeemed  first
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions, and finally by shares held for 12 months or less.

Level Sales Charge Alternative - Class C Shares

     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes

     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund  Classes (the  "Plans").  Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to
Institutional  Class  Shares.  Such shares are not included in  calculating  the
Plans'  fees,  and the  Plans are not used to  assist  in the  distribution  and marketing of Institutional Class Shares. Shareholders of the Institutional Class
may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to its Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best  execution,  the Fund may, from time to time, buy or sell  portfolio  securities  from, or to, firms that receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreement,  as  amended,  have  all been approved  by the Board of the Trust,  including  a majority  of the  Independent
Trustees who have no direct or indirect  financial interest in the Plans and the
Distribution  Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement.  Continuation of the Plans and the Distribution  Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best  interest  of  shareholders  of the Fund  Classes  and that  there is a reasonable  likelihood of each Plan providing a benefit to its  respective  Fund
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with  respect to a Fund  Class at any time  without  penalty  by a  majority  of
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the  Distribution  Agreements,  or by a majority  vote of the relevant
Fund Class' outstanding voting securities.  Any amendment materially  increasing the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial interest  in the Plans or  Distribution  Agreements.  Also,  any other  material amendment  to the  Plans  must be  approved  by a  majority  vote of the  Board, including  a majority  of  Independent  Trustees  who have no direct or indirect financial  interest in the Plans or  Distribution  Agreements.  In addition,  in order  for the  Plans to remain  effective,  the  selection  and  nomination  of
Independent  Trustees  must be  effected  by the  Trustees  who are  Independent
Trustees and who have no direct or indirect  financial  interest in the Plans or
Distribution  Agreements.  Persons  authorized to make payments  under the Plans must provide written reports at least quarterly to the Board for its review.

     The Fund did not incur any Rule 12b-1  fees  during  the past  fiscal  year because it had not commenced operations prior to the date of this Part B.

Other Payments to Dealers - Class A, Class C and Class R Shares

     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Fund,  to Financial  Intermediaries  in connection  with  the  sale or  retention  of  Fund  shares  and/or  shareholder servicing.  For example,  the  Distributor  may pay additional  compensation  to
Financial  Intermediaries for various purposes,  including,  but not limited to, promoting  the  sale of Fund  shares,  maintaining  share  balances  and/or  for sub-accounting, administrative or shareholder processing services, marketing and educational  support,  and ticket charges.  Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar  criteria related to sales of the Fund and/or some or all other Delaware
Investments(R)Funds),  amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Delaware  Investments(R)Funds),  the Fund's  advisory fees, some other agreed upon amount,  or other  measures as  determined  from time to time by the
Distributor.

     A significant  purpose of these payments is to increase sales of the Fund's shares.  The Fund's Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
set forth the  categories of investors  who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege.  The Fund must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A
Shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to October  2004;  and (b) where the plan participant's  records were maintained on Retirement Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided that the plan: (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware  Investments(R)Funds,  or (ii) is sponsored by an employer  that has at any point after May 1, 1997 had more than 100 employees while such plan has held
Class A Shares of a Delaware  Investments(R)Fund  and such employer has properly represented to, and received written  confirmation back from RFS in writing that it has the requisite number of employees. See "Group Investment Plans" below for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments(R)Funds ("eligible Delaware
Investments(R)Fund  shares"),  as  well  as  shares  of  designated  classes  of
non-Delaware   Investments(R)Funds  ("eligible  non-Delaware  Investments(R)Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments(R)and eligible non-Delaware  Investments(R)Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on
additional  purchases  of  eligible  Delaware   Investments(R)Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware    Investments(R)Fund    shares    for    other    eligible    Delaware
Investments(R)Fund shares or for eligible non-Delaware Investments(R)Fund shares at NAV without  payment of a  front-end  sales  charge.  However,  exchanges  of
eligible   fund   shares,   both   Delaware    Investments(R)and    non-Delaware
Investments(R)Funds, which were not subject to a front end sales charge, will be subject to the  applicable  sales  charge if  exchanged  for  eligible  Delaware
Investments(R) Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously  acquired through the exchange of  eligible  shares on which a sales  charge was  already  paid or through  the reinvestment of dividends.  See "Investing by Exchange" under "Investment Plans"
below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)Fund  shares  under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments(R)Fund  shares  in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments(R)and non-Delaware Investments(R)Fund shares. When eligible
Delaware  Investments(R)Fund  shares are exchanged  into  eligible  non-Delaware
Investments(R)Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  letter  of  intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month period.  The Fund will not accept  retroactive  letters of intent.  The
13-month  period  begins on the date of the earliest  purchase.  If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference  between the front-end  sales charge on
Class A Shares  purchased  at the reduced  rate and the  front-end  sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the Transfer
Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated in their letter of intent) of all their
shares  of  the  Fund  and  of  any   class  of  any  of  the   other   Delaware
Investments(R)Funds  previously purchased and still held as of the date of their letter of intent  toward the  completion  of such  letter,  except as  described below.  Those  purchasers  cannot  include shares that did not carry a front-end sales charge,  CDSC or Limited CDSC, unless the purchaser  acquired those shares through  an  exchange  from a  Delaware  Investments(R)Fund  that  did  carry  a front-end  sales  charge,  CDSC or Limited  CDSC.  For purposes of satisfying an investor's  obligation under a letter of intent,  Class C Shares of the Fund and the corresponding classes of shares of other Delaware  Investments(R)Funds which offer  such  shares  may be  aggregated  with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Investments(R)Funds.

     Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced  front-end sales charge on investments of
Class A Shares made by the plan. The aggregate investment level of the letter of intent will be  determined  and accepted by the  Transfer  Agent at the point of plan  establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware
Investments(R)Funds  that are offered  with a front-end  sales  charge,  CDSC or
Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust the  signed  letter of intent  based on these  acceptance  criteria.  The
13-month  period will begin on the date this letter of intent is accepted by the
Transfer Agent. If actual  investments exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any front-end  sales charges will be  automatically  adjusted.  In the event this letter of intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  letter of intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  letter of intent) of all their  shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class C  Shares  of the Fund  and  other  Delaware
Investments(R)Funds  which  offer  corresponding  classes  of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund  and all  other  Delaware  Investments(R)Funds.  However,  you  cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or
Limited  CDSC,  unless you  acquired  those  shares  through an exchange  from a
Delaware  Investments(R)Fund  that did carry a front-end  sales charge,  CDSC or
Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares, as well as shares of any other  class of any of the other  Delaware  Investments(R)Funds  which offer such classes (except shares of any Delaware Investments(R)Fund that do not carry a front-end  sales  charge,  CDSC or Limited  CDSC).  If, for example,  any such purchaser  has  previously  purchased  and still  holds Class A Shares of a Fund and/or  shares of any other of the classes  described in the  previous  sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional  shares of Class A Shares of the Fund,  the charge  applicable to the
$10,000 purchase would currently be 4.75%. For the purpose of this  calculation, the shares  presently  held shall be valued at the  public  offering  price that would have been in effect had the shares been purchased  simultaneously with the current purchase. Investors should refer to the table of sales charges for Class
A Shares in the Fund Classes' Prospectuses to determine the applicability of the right of accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  (and of the
Institutional  Class Shares of the Fund which were acquired  through an exchange from one of the other  Delaware  Investments(R)Funds  offered  with a  front-end sales  charge) who redeem such shares have one year from the date of  redemption to reinvest  all or part of their  redemption  proceeds in Class A Shares of the
Fund or in Class A Shares of any of the other Delaware Investments(R)Funds.  The reinvestment  will not be assessed a front end sales  charge.  The  reinvestment will be subject to applicable  eligibility and minimum purchase requirements and must  be in  states  where  shares  of  such  other  funds  may  be  sold.  This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct  investments in the Delaware  Investments(R)Funds,  offered without a front-end  sales charge will be required to pay the  applicable  sales charge when  purchasing  Class A Shares.  The  reinvestment  privilege  does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.

     Any  reinvestment  directed to a Delaware  Investments(R)Fund  in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R)Fund  in which the investment  is  intended  to be made  before  investing  or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R)Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group  Investment Plans that are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in Delaware  Investments(R)Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Fund at the time of each such  purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to  non-retirement  Delaware  Investments(R)investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a
withdrawal  of  the  entire  plan  from  a  Delaware   Investments(R)Fund.   See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares

     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on Delaware  Investments(R)retirement  recordkeeping  system that are offering Class R Shares to participants.

Availability of Institutional Class Shares

     The  Institutional  Class of the Fund is generally  available  for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least  $1,000,000  entrusted to the investment  manager for investment purposes,  but only if the  investment  manager is not  affiliated or associated with a broker or dealer and derives  compensation  for its services  exclusively from its clients for such advisory services;  (vi) certain plans qualified under
Section 529 of the Code for which the Fund's Manager, Distributor or one or more
of  their   affiliates   provide   recordkeeping,   administrative,   investment
management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan

     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments(R)Funds

     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)Funds,  including  the Fund,  in states  where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following limitations,  dividends, and/or distributions from other  Delaware  Investments(R)Funds  may be  invested  in shares of the  Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares,  dividends  from Class C Shares may only be directed  to other  Class C Shares,  dividends  from  Class R Shares may only be directed to other Class R Shares, and dividends from Institutional  Class Shares may only be directed to other Institutional Class Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)Fund  in which their  investments are held:  traditional IRA, Roth
IRA,  SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA,  401(k),  SIMPLE 401(k),  Profit
Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

Investing by Exchange

     If you have an investment in another Delaware  Investments(R)Fund,  you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations set forth in the Fund's Prospectuses.  See "Redemption and Exchange"
below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans

     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware  Investments(R)Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware  Investments(R)Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R)Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer

     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept for  investment  in the Fund  Classes,  through  an agent  bank,  pre-authorized government or private recurring payments.  This method of investment assures the timely credit to the shareholder's  account of payments such as social security,
veterans'  pension  or  compensation   benefits,   federal  salaries,   railroad
retirement  benefits,  private  payroll  checks,  dividends,  and  disability or pension fund benefits.  It also eliminates the possibility and  inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly  from their  checking  account  for  deposit  into their Fund account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This option is not available to participants in the following plans: SIMPLE
IRA, SEP,  SARSEP,  401(k),  SIMPLE  401(k),  Profit  Sharing,  Money  Purchase,
403(b)(7), or 457 Retirement Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the direct deposit purchase plan and the automatic  investing plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal  government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Fund  may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail

     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  The Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

On Demand Service

     You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Fund to accept such requests from you or your  investment  dealer,  funds will be  withdrawn  from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m.,  Eastern  time.  There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

     It may take up to four Business Days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option

     Shareholders  can use the systematic  exchange option to invest in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)Funds.  Shareholders  of the Fund  Classes  may elect to invest  in one or more of the other  Delaware  Investments(R)Funds  through  the systematic exchange option. If in connection with the election of the systematic exchange  option,  you  wish to open a new  account  to  receive  the  automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All investments  under this option are exchanges and are therefore  subject to the same  conditions and limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  Delaware  Investments(R)Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment through the systematic exchange option does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program.  Shareholders can terminate their  participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SIMPLE
IRA, SEP,  SARSEP,  401(k),  SIMPLE  401(k),  Profit  Sharing,  Money  Purchase,
403(b)(7),  or 457  Retirement  Plans.  This  option  also is not  available  to shareholders of the Institutional Classes.

Asset Planner

     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes

     An  investment  in the Fund may be  suitable  for  tax-deferred  retirement plans,  such as:  traditional  IRAs,  SIMPLE IRA, SEP,  SARSEP,  401(k),  SIMPLE
401(k),  Profit Sharing,  Money Purchase,  403(b)(7),  or 457 Retirement  Plans,
SIMPLE IRAs, and SIMPLE 401(k)s. In addition,  the Funds may be suitable for use in Roth IRAs and Coverdell  Education Savings Accounts  ("Coverdell  ESAs"). For
further details  concerning  these plans and accounts,  including  applications, contact your  financial  advisor or the  Distributor.  To determine  whether the benefits of a  tax-sheltered  retirement  plan,  Roth IRA, or Coverdell  ESA are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain  redemptions  of Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for retirement plans. The maximum purchase limitation applies only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center at 800 523-1918.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other  authorized  persons.  Orders for purchases and  redemptions of
Class C Shares,  Class R Shares and  Institutional  Class Shares are effected at the NAV per share next  calculated  after receipt of the order by the Fund,  its agent or certain other authorized  persons.  See "Distributor" under "Investment
Manager and Other Service Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on days  when the NYSE is open for  business  (a  "Business  Day").  The NYSE is scheduled to be open Monday through  Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day,  Martin Luther King,
Jr.'s Birthday,  President's Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day, Thanksgiving and Christmas. The time at which transactions and shares are priced and the time by which  orders must be received may be changed in case of emergency  or if regular  trading on the NYSE is stopped at a time other than
4:00 p.m.  Eastern  time.  When the NYSE is closed,  the Fund will  generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining the Fund's total net assets,  equity portfolio  securities primarily listed or traded on a national  or foreign  securities  exchange,  except  those traded on the Nasdaq Stock Market,  Inc.  (Nasdaq) are  generally  valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the Fund's  pricing  procedures.  Securities traded on the Nasdaq are valued in accordance with the Nasdaq  official  closing price, which may not be the last sales price. Exchange traded options are valued at the last  reported  sale  price  or, if no sales  are  reported,  at the mean between bid and asked  prices.  Non-exchange  traded  options are valued at fair value using a mathematical  model.  Futures  contracts are valued at their daily quoted settlement price. For valuation purposes,  foreign currencies and foreign securities  denominated in foreign  currency  values will be converted into U.S.
dollar  values  at the  mean  between  the bid and  offered  quotations  of such currencies  against U.S.  dollars based on rates in effect that day.  Securities not traded on a particular day, over-the-counter  securities, and government and agency  securities  are valued at the mean value  between bid and asked  prices.
Money  market  instruments  having a maturity of less than 60 days are valued at amortized cost, which  approximates  market value.  Debt securities  (other than short-term  obligations)  are valued on the basis of  valuations  provided  by a pricing  service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the
Board.  Prices  provided  by a pricing  service  take into  account  appropriate factors such as  institutional  trading in similar groups of securities,  yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Subject to the foregoing,  securities for which market  quotations are not  readily  available  and  other  assets  are  valued  at fair  value  as determined in good faith and in a method approved by the Board.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in the Fund  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Fund, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage in the Fund represented by the value of shares of such Class,  except that  Institutional  Class will not incur any of the expenses  under the Trust's
Rule 12b-1 Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be allocable  to each Class,  the NAV of each Class of the Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information

     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Fund receives your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next Business Day. See the Fund's Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts,  the Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class C Shares,  and, if  applicable,  the  Limited  CDSC in the case of Class A
Shares  and  tender  to the  shareholder  the  requested  amount,  assuming  the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware  Investments(R)Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The Fund may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Fund's shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Fund will  process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled.  The Fund will honor redemption requests as to shares for which a check was tendered as payment,  but the Fund will not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal  by the Fund of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Fund  fairly to value  their  assets,  or in the event  that the SEC has provided for such  suspension for the protection of  shareholders,  the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day  period for any one shareholder.

     The value of the Fund's  investments is subject to changing  market prices.
Thus, a shareholder  redeeming  shares of the Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions  of Class A Shares  Purchased  at Net Asset  Value"  below.  Class C
Shares are  subject to CDSCs as  described  in the Fund  Classes'  Prospectuses.
Except  for the  applicable  CDSC or  Limited  CDSC  and,  with  respect  to the expedited  payment by wire  described  below for which,  in the case of the Fund
Classes,  there may be a bank wiring cost,  neither the Fund nor the Distributor charge a fee for redemptions or  repurchases,  but such fees could be charged at any time in the future.

     Holders of Class C Shares that exchange  their shares  ("Original  Shares")
for shares of other Delaware Investments(R)Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be  subject  to the CDSC and any CDSC  assessed  upon  redemption  of the New
Shares  will be  charged  by the  Fund  from  which  the  Original  Shares  were exchanged.  For  purposes  of  computing  the CDSC  that may be  payable  upon a disposition  of the New  Shares,  the period of time that an  investor  held the
Original  Shares is added to the  period of time that an  investor  held the New
Shares.

     Holders  of Class A Shares  of the Fund may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares,  but may not exchange their Class A Shares for Class C Shares or Class
R Shares of the Fund or of any other  Delaware  Investments(R)Fund.  Holders  of
Class C Shares of the Fund are  permitted to exchange all or part of their Class
C Shares  only into  Class C Shares of any  other  Delaware  Investments(R)Fund.
Class C Shares of the Fund  acquired by exchange will continue to carry the CDSC of the fund from which the  exchange  is made.  Holders of Class R Shares of the
Fund are  permitted  to  exchange  all or part of their Class R Shares only into
Class R Shares of other Delaware  Investments(R)Funds  or, if Class R Shares are
not available for a particular fund, into the Class A Shares of the Fund.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class C
Shares of the Fund will be made without the imposition of a CDSC by the Delaware
Investments(R)Fund  from  which the  exchange  is being  made at the time of the exchange.

     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

     The Fund  discourages  purchases  by  market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Fund will  consider  anyone who  follows a pattern  of market  timing  in any  Delaware  Investments(R)Fund  to be a market timer.

     Market timing of a Delaware  Investments(R)Fund  occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments(R)Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments(R)Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining  whether market timing has occurred.  The Fund also reserves the right to consider other trading patterns as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption

     You can write to the Fund at P.O. Box 219656, Kansas City, MO 64121-9656 to
redeem some or all of your shares or 430 W. 7th Street,  Kansas  City,  MO 64105 for redemptions by overnight courier service.  The request must be signed by all owners of the account or your  investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s) at the  address  of record,  the Fund  requires  a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature  guarantee  supplied by an eligible  institution based on its creditworthiness.  The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional Class Shares. Certificates are not issued for Class C Shares.

Written Exchange

     You may  also  write  to the Fund (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R)Fund,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption--  Check to Your  Address of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account.  The Fund reserves the right to modify,  terminate or suspend these  procedures  upon 60 days' written notice to shareholders.  It may be difficult to reach the Fund by telephone during periods when  market  or  economic  conditions  lead to an  unusually  large  volume  of telephone requests.

     The Fund and its Transfer  Agent are not  responsible  for any  shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--  Check to Your  Address of Record--  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--  Proceeds  to Your  Bank--  Redemption  proceeds of
$1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should  authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the  Shareholder  Service  Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange

     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other  Delaware  Investments(R)Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R)Funds.  Telephone exchanges may be subject to limitations as to amount or frequency.  The Transfer Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

On Demand Service

     You or your investment dealer may request  redemptions of Fund Class shares by phone using on demand  service.  When you  authorize  the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to your pre-designated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m.,  Eastern  time.  There is a $25  minimum  and  $100,000 maximum limit for on demand service transactions. For more information, see " On
Demand Service" under "Investment Plans" above.

Systematic Withdrawal Plans

     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  systematic  withdrawal  plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Fund  does  not  recommend  any  specific  amount  of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for investments made through qualified  retirement plans. Shares purchased with the initial  investment  and through  reinvestment  of cash  dividends  and realized securities profits  distributions will be credited to the shareholder's account and sufficient  full and  fractional  shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a systematic withdrawal plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R)Funds  or is investing  in Delaware  Investments(R)Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a systematic  withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited CDSC for Class A Shares and CDSC for C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the systematic  withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously  redeemed amounts under the Plan.  Whether a waiver of the CDSC is  available  or not,  the  first  shares to be  redeemed  for each systematic  withdrawal  plan payment will be those not subject to a CDSC because they have either  satisfied the required holding period or were acquired through the reinvestment of distributions.  See the Fund Classes'  Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a systematic  withdrawal plan must complete an authorization  form. If the recipient of systematic  withdrawal plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  withdrawal  plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your pre-designated bank account through the on demand service.  Your funds will  normally be credited to your bank account up to four  Business  Days after the payment date.  There are no separate fees for this redemption  method.
It may take up to four Business Days for the  transactions to be completed.  You can initiate this service by completing an account  services  form. If your name and address are not identical to the name and address on your Fund account,  you must have your  signature  guaranteed.  The Fund does not  charge a fee for this service;  however, your bank may charge a fee. This service is not available for retirement plans.

     The  systematic  withdrawal  plan is not  available  for the  Institutional
Class.  Shareholders  should consult with their financial  advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value

     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares being  redeemed;  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware  Investments(R)Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited  CDSC is assessed if such two year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable to Class A Shares and the CDSCs  applicable to C Shares may be waived.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions

     The policy of the Trust is to  distribute  substantially  all of the Fund's net investment  income and net realized  capital gains, if any,  annually in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

     All  dividends and any capital  gains will be  automatically  reinvested in additional  shares of the same  Class of the Fund at the NAV of the  ex-dividend date unless,  you  otherwise  designate in writing  that such  dividends  and/or distributions  are to be paid in cash.  If you elect to take your  dividends and distributions in cash and such dividends and  distributions  are in an amount of
$25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account.
See "Systematic Withdrawal Plans" above. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a  shareholder's  dividends  increase to greater than
$1.00,  the  shareholder  would  have to file a new  election  in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest.  The Fund may deduct  from a  shareholder's  account  the costs of the
Fund's effort to locate a shareholder if a shareholder's mail is returned by the
United  States  Postal  Service  or the Fund is  otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each  class  of  shares  of the  Fund  will  share  proportionately  in the investment  income and expenses of such Fund, except that, absent any applicable fee waiver,  Class A Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes

     Distributions of Net Investment  Income. The Fund receives income generally in  the  form  of  dividends  and  interest  on  its  investments  in  portfolio securities.  This income,  less expenses  incurred in the operation of the Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions by the Fund from such income
(other than qualified  dividend income received by individuals)  will be taxable to you at  ordinary  income  tax  rates,  whether  you  take  them in cash or in additional  shares.  Distributions from qualified dividend income are taxable to individuals at long-term  capital gain rates,  provided  certain  holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If the Fund's  distributions  exceed its taxable income and  capital  gains  realized  during a taxable  year,  all or a portion  of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investment  in  Foreign  Securities.  The Fund is  permitted  to  invest in foreign securities as described above.  Accordingly,  the Fund may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal  income tax purposes by the Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies  ("PFICs").  In general,  a PFIC is any foreign  corporation if 75% or more of its gross income for its taxable year is passive income,  or 50% or more of its average assets (by value) are held for the production of passive  income.
When  investing in PFIC  securities,  the Fund intends to  mark-to-market  these securities  under certain  provisions  of the Code and recognize any  unrealized gains as ordinary  income at the end of the Fund's fiscal and excise  (described below) tax years.  Deductions for losses are allowable only to the extent of any current or  previously  recognized  gains.  These gains  (reduced  by  allowable losses) are treated as ordinary  income that the Fund is required to distribute, even though it has not sold or received  dividends  from these  securities.  You should  also be aware  that the  designation  of a  foreign  security  as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend  by the Fund to its  shareholders.  Additional  charges in the nature of  interest  may be imposed on the Fund in  respect  of  deferred  taxes arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders,  the  Fund may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  distributions declared by the Fund in December to  shareholders  of record in such month,  but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the  Internal  Revenue  Code  ("Code") and intends to so qualify during the current fiscal year. As a regulated  investment company,  the
Fund  generally is not subject to entity level federal  income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute  the  Fund's  net  long-term  capital  gain  or not to  maintain  the qualification  of the Fund as a regulated  investment  company if it  determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital  gain is  retained,  the Fund would be taxed on the gain at the  highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated  investment company, the Fund would be subject to federal and state, corporate taxes on its taxable income and gains,  and  distributions to you will be treated as taxable  dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  the Fund must meet  certain  asset  diversification,  income and distribution specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, the Fund is  required  to  distribute  its income  and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and
redemptions   (including  redemptions  in  kind)  of  Fund  shares  are  taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares,  the Internal Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that  you  realize  will be a  capital  gain or loss and  will be  long-term  or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You reinvest the sales  proceeds in the Fund or in another  fund,  and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the  dividends  paid by the Fund may be  qualified  dividend  income, which is eligible  for taxation at  long-term  capital gain rates.  This reduced rate  generally is  available  for  dividends  paid by the Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion   of  the   dividends   paid  by  the  Fund  may   qualify   for  the
dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S.  federal  income tax. These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. For example:

     Derivatives.  The Fund is permitted to invest in certain options,  futures, forwards or foreign  currency  contracts.  If the Fund makes these  investments, under certain provisions of the code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these  provisions,  gains or losses on the  contracts  generally  would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and securities  lending  transactions.  The Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts ("REITs") in which the Fund invests (if any) may hold residual interests in certain  mortgage  pooling  vehicles formed as real estate mortgage investment conduits ("REMICs") and/or may enter into transactions that result in a portion of the REIT's assets  qualifying as a "taxable mortgage pool" for U.S.
federal income tax purposes. Also, the Fund may make direct investments in REMIC residual  interests.  The  portion  of the  Fund's  income  received  from REMIC residual  interests,  either  directly or through an  investment  in a REIT that holds such  interests or qualifies  as a taxable  mortgage  pool (such income is referred to in the Code as "excess inclusion  income")  generally is required to be  allocated  by the  Fund to the  Fund's  shareholders  in  proportion  to the dividends  paid  to such  shareholders  with  the  same  consequences  as if the shareholders received the excess inclusion income directly.

     Under these rules,  the Fund will be taxed at the highest  corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its  shares  held in  record  name by  "disqualified  organizations,"  which are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are not subject to tax on unrelated  business taxable income
("UBTI").  To the extent that Fund shares owned by "disqualified  organizations"
are held in record name by a broker/dealer or other nominee,  the  broker/dealer or other nominee  would be liable for the corporate  level tax on the portion of the  Fund's  excess  inclusion  income  allocable  to  Fund  shares  held by the broker/dealer  or other nominee on behalf of the  "disqualified  organizations."
The Fund expects that disqualified  organizations own their shares. Because this tax is imposed at the Fund level, all shareholders,  including shareholders that are  not  disqualified  organizations,  will  bear a  portion  of the  tax  cost associated with the Fund's receipt of excess inclusion income.  However,  to the extent  permissible under the 1940 Act, a regulated  investment  company such as the Fund is permitted under Treasury  Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable years  beginning on or after January 1, 2007,  the Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income received by the Fund from all sources exceeds 1% of the Fund's gross income,  it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If the Fund receives excess  inclusion income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a "disqualified organization," then this income is fully taxable as UBTI under the Code.  Charitable  remainder  trusts  do not incur  UBTI by  receiving excess inclusion income from the Fund. If the shareholder is a non-U.S.  person, such  shareholder  would be subject to U.S.  federal income tax withholding at a rate of 30% on this  income  without  reduction  or  exemption  pursuant  to any otherwise  applicable  income  tax  treaty.  If the  shareholder  is a  REIT,  a regulated  investment company,  common trust fund or other pass-through  entity, such  shareholder's  allocable share of the Fund's excess inclusion income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest  corporate tax rate on any excess inclusion income allocated  to their  owners that are  disqualified  organizations.  Accordingly, investors  should be aware that a portion of the Fund's income may be considered excess inclusion income.

     Compliance  with  these  requirements  will  require  the  Fund  to  obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax  character.  The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by the Fund,  subject to certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends  designated by the Fund and paid from either long-term or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Interest-related  dividends designated by the
Fund and paid  from  qualified  net  interest  income  are not  subject  to U.S.
withholding tax. "Qualified interest income" includes,  in general,  U.S. source
(1) bank deposit  interest,  (2) short-term  original  discount and (3) interest
(including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Fund as an  interest-related  dividend may be more or less than the amount  that is so  qualified.  This is because the designation is based on an estimate of the Fund's  qualified net interest income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a consequence,  the Fund may over withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term  capital gain  dividends and  interest-related  dividends paid by the
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004  and  before  January  1,  2008;  however, legislation has been proposed which would extend this date.

     Investment in U.S. real property.  The Fund may invest in equity securities of  corporations  that  invest in U.S.  real  property,  including  Real  Estate
Investment Trusts (REITs).  The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund  invests may trigger  special tax  consequences  to the
Fund's non-U.S. shareholders.

     The Foreign  Investment  in Real  Property Tax Act of 1980  (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a  look-through  rule for  distributions  of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a REIT as follows:

     o    The RIC is  classified  as a  qualified  investment  entity.  A RIC is classified  as a  "qualified  investment  entity"  with  respect  to a distribution  to a non-US  person  which is  attributable  directly or indirectly to a distribution from a REIT if, in general, more than 50%
          of the RIC's  assets  consists  of  interests  in REITs and U.S.  real property holding corporations; and

     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution.

     o    If  these  conditions  are met,  such  Fund  distributions  to you are treated  as  gain  from  the  disposition  of  a  USRPI,  causing  the distributions to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

     o    In  addition,  even if you do not own more  than 5% of a class of Fund shares,  but the Fund is a  qualified  investment  entity,  such  Fund distributions  to you will be taxable as  ordinary  dividends  (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

     Because  the Fund  expects  to invest  less  than 50% of its  assets at all times,  directly or indirectly in U.S. real property interests,  it expects that neither gain on the sale or  redemption  of Fund shares nor Fund  dividends  and distributions would be subject to FIRPTA reporting and tax withholding.

     Net investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary  dividends paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S.  withholding tax. If you hold your Fund shares in connection  with a U.S.  trade or business, your income and gains will be considered  effectively connected income and taxed in the  U.S.  on a net  basis,  in  which  case  you may be  required  to file a nonresident U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the Fund may accept, in lieu of a transfer  certificate,  an affidavit from an appropriate  individual evidencing that decedent's U.S. situs assets are below this threshold  amount.  In addition,  a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008; however,  legislation has been proposed which would extend this date. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax consequences to them of an investment in the Fund,  including the applicability of foreign tax.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of " Distributions and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Fund's  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Fund's past performance and should not be considered as representative  of future results.  The Fund will calculate its performance in accordance  with the  requirements  of the rules and  regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [________________],          which          is          located          at
[________________________________________], serves as the independent registered public  accounting  firm for the Trust and, in its capacity as such,  will audit the annual financial  statements of the Fund. Because the Fund had not commenced operations prior to the date of this Part B, the Fund has no financial history.

---------------------------------------------------------------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
---------------------------------------------------------------------------------------------------------------------------------------

     Because  the Fund had not  commenced  operations  prior to the date of this
Part B, the Fund has no principal holders.

                                     PART C
                  (Delaware Group Global & International Funds)
                          File Nos. 033-41034/811-06324
                         Post-Effective Amendment No. 38

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed November 22, 1999.

               (i)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective Amendment No. 36 filed
                    January 28, 2008.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 22 filed November 22, 1999.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
          March 29, 2007.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement and Declaration of Trust. Articles III, IV, V and VI of
               the Agreement and  Declaration  of Trust  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 22 filed
               November 22, 1999.

          (2)  By-Laws. Article II of the Amended and Restated By-Laws (November
               16,  2006)   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 35 filed March 29, 2007.

     (d)  Investment Advisory Contracts.

          (1)  Executed  Investment  Management  Agreement  (September 24, 2004)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business  Trust) and the Registrant on behalf of each
               Fund incorporated into this filing by reference to Post-Effective
               Amendment No. 35 filed March 29, 2007.

          (2)  Executed  Amendment  No. 1 (March  30,  2006) to Exhibit A to the
               Investment   Management  Agreement  between  Delaware  Management
               Company (a series of Delaware  Management Business Trust) and the
               Registrant on behalf of each Fund  incorporated  into this filing by reference to  Post-Effective  Amendment No. 35 filed March 29,
               2007.

          (3)  Executed Investment Advisory Expense Limitation Letter (March 28,
               2008) between  Delaware  Management  Company a series of Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 37 filed
               March 27, 2008.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 30 filed January 30, 2004.

               (ii) Executed  Distribution  Expense Limitation Letter (March 28,
                    2008) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 37 filed March 27, 2008.

          (2)  Executed  Third  Amended  and  Restated  Financial   Intermediary
               Distribution   Agreement   (January  1,  2007)  between   Lincoln
               Financial Distributors,  Inc. and Delaware Distributors, L. P. on
               behalf  of  the  Registrant  incorporated  into  this  filing  by reference  to  Post-Effective  Amendment  No. 35 filed  March 29,
               2007.

          (3)  Dealer's  Agreement  (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30,
               2003.

          (4)  Vision   Mutual   Fund   Gateway(R)Agreement    (November   2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 28 filed January 30, 2003.

          (5)  Registered   Investment   Advisers   Agreement   (January   2001)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 28 filed January 30, 2003.

          (6)  Bank/Trust  Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 31 filed January 28,
               2005.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Executed  Mutual Fund  Custody and Services  Agreement  (July 20,
               2007) between The Bank of New York Mellon (formerly, Mellon Bank,
               N.A.) and the Registrant attached as Exhibit No. EX-99.g.1.

          (2)  Executed Securities Lending Authorization (July 20, 2007) between
               The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 36 filed January 28, 2008.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 27 filed January 31, 2002.

               (i)  Executed   Amendment   Letter   (August  23,  2002)  to  the
                    Shareholder  Services  Agreement  between  Delaware  Service
                    Company,  Inc.  and the  Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No 30 filed on January 30, 2004.

               (ii) Executed Schedule B (June 2008) to the Shareholder  Services
                    Agreement  between Delaware  Service  Company,  Inc. and the
                    Registrant attached as Exhibit No. EX-99.h.1.ii.

          (2)  Executed Fund  Accounting and Financial  Administration  Services
               Agreement  (October 1, 2007)  between The Bank of New York Mellon
               (formerly,  Mellon Bank,  N.A.) and the  Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed January 28, 2008.

          (3)  Executed Fund Accounting and Financial  Administration  Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc.  and  the  Registrant   incorporated  into  this  filing  by
               reference to  Post-Effective  Amendment  No. 36 filed January 28,
               2008.

     (i)  Legal Opinion.

          (1)  Opinion and Consent of Counsel  (November 18, 1999)  incorporated into this filing by reference to Post-Effective  Amendment No. 22 filed November 22, 1999.

          (2)  Opinion and  Consent of Counsel  with  respect to Delaware  Focus
               Global Growth Fund to be filed by amendment.

     (j)  Other Opinions. Not applicable.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plan.

          (1)  Plan under Rule 12b-1 for Class A (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 27 filed January 31, 2002.

          (2)  Plan under Rule 12b-1 for Class B (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 27 filed January 31, 2002.

          (3)  Plan under Rule 12b-1 for Class C (April 19,  2001)  incorporated into this filing by reference to Post-Effective  Amendment No. 27 filed January 31, 2002.

          (4)  Plan under Rule 12b-1 for Class R (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment 29 filed May
               7, 2003.

     (n)  Rule 18f-3 Plan.

          (1)  Plan under Rule 18f-3  (August 31, 2006)  attached as Exhibit No.
               EX-99.n.1.

               (i)  Appendix  A  (April  30,  2008)  to Plan  under  Rule  18f-3 attached as Exhibit No. EX-99.n.1.i.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (August 2008) attached as Exhibit No. EX-99.p.1.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware  Distributors,  L.P.) (August 2008)  attached as Exhibit
               No. EX-99.p.2.

          (3)  Code of Ethics for Lincoln  Financial  Distributors,  Inc.  (June
               2007)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 36 filed January 28, 2008.

     (q)  Other. Powers of Attorney (May 17, 2007) incorporated into this filing by  reference to  Post-Effective  Amendment  No. 36 filed  January 28,
          2008.

Item 24.  Persons  Controlled by or Under Common  Control with  Registrant.
          None.

Item 25.  Indemnification. Article VII, Section 2 (November 15, 2006) to the
          Agreement and  Declaration of Trust  incorporated  into this filing by reference to  Post-Effective  Amendment No. 36 filed January 28, 2008.
          Article VI of the Amended and  Restated  By-Laws  (November  16, 2006)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 35 filed March 29, 2007.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of  the  other  funds  in  the  Delaware  Investments(R)Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity  Funds V,  Delaware  Group  Foundation  Funds,  Delaware  Group
          Government Fund,  Delaware Group Income Funds,  Delaware Group Limited
          Term  Government  Funds,  Delaware Group State Tax-Free  Income Trust,
          Delaware  Group Tax Free Fund,  Delaware  Group Tax Free  Money  Fund,
          Delaware Investments  Municipal Trust, Delaware Pooled Trust, Delaware
          VIP Trust,  Optimum  Fund  Trust,  Voyageur  Insured  Funds,  Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund, Inc., Delaware  Investments  Colorado Municipal
          Income Fund,  Inc.,  Delaware  Investments  National  Municipal Income
          Fund, Delaware  Investments  Minnesota Municipal Income Fund II, Inc.,
          and Delaware  Enhanced  Global Dividend and Income Fund) as well as to certain non-affiliated  registered investment companies.  In addition, certain  officers  of the  Manager  also  serve as  trustees  of other
          Delaware  Investments(R)Funds,  and certain officers are also officers of these other  funds.  A company  indirectly  owned by the  Manager's parent  company acts as principal  underwriter  to the mutual funds in the Delaware  Investments(R)Funds (see Item 27 below) and another such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments(R)Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     Chairman/President/Chief         Mr. Coyne has served in various
                                                           Executive Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.

                                                                                            Director - Kaydon Corp.

                                                                                            Board of Governors Member -
                                                                                            Investment Company Institute (ICI)

                                                                                            Member of Investment Committee
                                                                                            Cradle of Liberty Council, BSA

                                                                                            Finance Committee Member - St. John
                                                                                            Vianney Roman Catholic Church
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael J. Hogan(1)          Executive Vice                Executive Vice President/Head    Mr. Hogan has served in various
                             President/Head of Equity      of Equity Investments            executive capacities within
                             Investments                                                    Delaware Investments Executive Vice
                                                                                            President/Chief Investment
                                                                                            Officer/Head of Equity Investments
                                                                                            - Delaware Investment Advisers (a
                                                                                            series of Delaware Management
                                                                                            Business Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John C. E. Campbell          Executive Vice                None                             Mr. Campbell has served in various
                             President/Global Marketing                                     executive capacities within
                             & Client Services                                          Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing Director,     executive capacities within
                             Director/Chief Investment     Fixed Income                     Delaware Investments
                             Officer,
                             Fixed Income                                                   Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice President         None                             Mr. Anderson has served in various
                             -Operations                                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/Chief      Mr. Bassett has served in various
                             Investment Officer--          Investment Officer-- Emerging    executive capacities within
                             Emerging Growth Equity        Growth Equity                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/Head of    Mr. Baxter has served in various
                             of Municipal Bond             Municipal Bond Investments       executive capacities within
                             Investments                                                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice President/Senior     Mr. Beck has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice President/Director   Mr. Buckley has served in various
                             President/Director of         of Municipal Research            executive capacities within
                             Municipal Research                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Senior Vice President -       Senior Vice President,           Mr. Busch has served in various
                             Investment Accounting         Investment Accounting            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President--       Senior Vice President--          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(2)               Senior Vice                   Senior Vice President/Senior     Mr. Chen has served in various
                             President/Senior Portfolio    Portfolio Manager/Chief          executive capacities within
                             Manager/Chief Investment      Investment Officer, Emerging     Delaware Investments
                             Officer, Emerging Markets     Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Thomas H. Chow               Senior Vice                   Senior Vice President/Senior     Mr. Chow has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert F. Collins            Senior Vice                   Senior Vice President/Senior     Mr. Collins has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel(3)        Senior Vice                   Senior Vice                      Mr. Czepiel has served in various
                             President/Portfolio           President/Portfolio              executive capacities within
                             Manager/Senior Municipal      Manager/Head Municipal Bond      Delaware Investments
                             Bond Trader                   Trader
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chuck M. Devereux            Senior Vice                   Senior Vice President/Senior     Mr. Devereux has served in various
                             President/Senior Research     Research Analyst                 executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roger A. Early(4)            Senior Vice                   Senior Vice President/Senior     Mr. Early has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Forant              Senior Vice                   None                             Mr. Forant has served in various
                             President/Director,                                            executive capacities within
                             Technical Services                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head of    Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice                   Senior Vice President/Senior     Mr. Grillo has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice                   Senior Vice President/Director   Mr. Keelan has served in various
                             President/Director of         of Quantitative Research         executive capacities within
                             Quantitative Research                                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin P. Loome(5)            Senior Vice                   Senior Vice President/Senior     Mr. Loome has served in various
                             President/Senior Portfolio    Portfolio Manager/Head of High   executive capacities within
                             Manager/Head of High Yield    Yield Investments                Delaware Investments
                             Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice President/Chief      Mr. Morris has served in various
                             Investment Officer-- Core     Investment Officer-- Core        executive capacities within
                             Equity                        Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief      Mr. Murray has served in various
                             Compliance Officer            Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief
                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice                   None                             Ms. Natalini has served in various
                             President/Marketing &                                      executive capacities within
                             Shared Services                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/Chief   Senior Vice President/Chief      Mr. Nutt has served in various
                             Investment Officer, Large     Investment Officer,              executive capacities within
                             Cap Value Equity              Large Cap Value Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice                   Senior Vice                      Mr. O'Connor has served in various
                             President/Strategic           President/Strategic Investment   executive capacities within
                             Investment Relationships      Relationships and                Delaware Investments
                             and Initiatives/General       Initiatives/General Counsel
                             Counsel                                                        Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice President/Senior     Mr. Perkins has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/Chief      Mr. Salus has served in various
                             Controller/Treasurer          Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(6)      Senior Vice President/Chief   Senior Vice President/Chief      Mr. Van Harte has served in various
                             Investment Officer-- Focus    Investment Officer--             executive capacities within
                             Growth Equity                 Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(7)             Senior Vice                   Senior Vice President/Senior     Mr. Zenouzi has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/Senior         Vice President/Senior Equity     Mr. Abrams has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio         Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior            Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wayne A. Anglace(8)          Vice President/Credit         Vice President/Credit Research   Mr. Anglace has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy Bacon(9)  Vice President/Investment     Vice President/Investment        Ms. Bacon has served in various
                             Specialist                    Specialist                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(10)             Vice President/Senior         Vice President/Portfolio         Mr. Bassion has served in various
                             Research Analyst              Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/Equity Trader  Vice President/Equity Trader     Mr. Biester has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(11)  Vice President/Senior         Vice President/Senior            Mr. Bonavico has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/Senior         Vice President/Senior Equity     Mr. Brancaccio has served in
                             Equity Trader                 Trader                           various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(12)         Vice President/Senior         Vice President/Senior            Mr. Broad has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client Services   Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio         Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wen-Dar Chen(13)             Vice President/Portfolio      Vice President/Portfolio         Mr. Chen has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate         Mr. Ciavarelli has served in
                             General Counsel/Assistant     General Counsel/Assistant        various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bradley J. Cline(14)         Vice                          Vice President/International     Mr. Cline has served in various
                             President/International       Credit Research Analyst          executive capacities within
                             Credit Research Analyst                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/Deputy         Vice President/Deputy General    Mr. Connor has served in various
                             General Counsel/Secretary     Counsel/Secretary                executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice President/Counsel/       Vice President/Associate         Ms. Daggett has served in various
                             Assistant Secretary           General Counsel/Assistant        executive capacities within
                                                           Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig C. Dembek(15)          Vice President/Senior         Vice President/Senior Research   Mr. Dembek has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(16)  Vice President/Portfolio      Vice President/Portfolio         Mr. Ericksen has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President - Taxation     Vice President - Taxation        Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Devon K. Everhart            Vice President/Senior         Vice President/Senior Research   Mr. Everhart has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President - Trading      Vice President - Trading         Mr. Fiorilla has served in various
                             Operations                    Operations                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/Senior         Vice President/Senior Equity     Mr. Fish has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/Senior         Vice President/Senior            Mr. Fisher has served in various
                             Municipal Bond Trader         Municipal Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(17)       Vice President/Portfolio      Vice President/Portfolio         Mr. Fortier has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/Investment     None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio         Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond Credit    various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Henry A. Garrido(18)         Vice President/Equity         None                             Mr. Garrido has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel V. Geatens            Vice President/Director of    Vice President/Treasurer         Mr. Geatens has served in various
                             Financial Administration                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Portfolio         Mr. Gladstein has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregg Gola(19)               Vice President/Senior High    Vice President/Senior High       Mr. Gola has served in various
                             Yield Trader                  Yield Trader                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher Gowlland(20)     Vice President/Senior         Vice President/Senior            Mr. Gowlland has served in various
                             Quantitative Analyst          Quantitative Analyst             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(21)              Vice President/Senior         Vice President/Senior            Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
David J. Hamilton            Vice President/Fixed Income   Vice President/Credit Research   Mr. Hamilton has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Hamlet(22)             Vice President/Senior         Vice President/Senior            Mr. Hamlet has served in various
                             Corporate Bond Trader         Corporate Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(23)           Vice President/Head of        Vice President/Head of Focus     Ms. Hansen has served in various
                             Focus Growth Equity Trading   Growth Equity Trading            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(24)       Vice President/Portfolio      Vice President/Portfolio         Mr. Heywood has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of Equity    Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/Portfolio      Vice President/Portfolio         Mr. Holland has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior Equity     Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/Senior         Vice President/Senior            Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio         Ms. Isom has served in various
                             Portfolio Manager             Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Equity Trader     Mr. Jackson has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen M. Juszczyszyn(25)   Vice President/Structured     Vice President/Structured        Mr. Juszczyszyn has served in
                             Products Analyst/Trader       Products Analyst/Trader          various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Audrey E. Kohart             Vice President - Financial    Vice President - Financial       Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/ Senior Fund   Vice President/Senior Fund       Ms. Kropp has served in various
                             Analyst II - High Grade       Analyst - High Grade             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Portfolio         Mr. Lalvani has served in various
                             Equity Analyst/Portfolio      Manager                          executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio         Mr. Lampe has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/Senior         Vice President/Senior            Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/Portfolio      Vice President/Portfolio         Mr. Magee has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John P. McCarthy(26)         Vice President/Senior         Vice President/Senior Research   Mr. McCarthy has served in various
                             Research Analyst/Trader       Analyst/Trader                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian McDonnell(27)          Vice President/Structured     Vice President/Structured        Mr. McDonnell has served in various
                             Products Analyst/Trader       Products Analyst/Trader          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio         Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Vice President/Derivatives    Vice President/Derivatives       Mr. Obazee has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio         Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(28)        Vice President/Senior         Vice President/Senior            Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gretchen Regan               Vice President/Quantitative   Vice President/Quantitative      Ms. Regan has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/Senior         Vice President/Senior            Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/Equity Trader  Vice President/Equity Trader     Mr. Rogina has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(29)           Vice President/Equity         Vice President/Equity Trader -   Ms. Sabo has served in various
                             Trader - Focus Growth Equity  Focus Growth Equity              executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior            Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(30)         Vice President/Equity         Vice President/Equity Analyst    Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President-- Investment   Vice President-- Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/Business       Vice President/Business          Ms. Sprigman has served in various
                             Manager - Fixed Income        Manager - Fixed Income           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President - Facilities   None                             Mr. Taggart has served in various
                             & Administrative Services                                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President/Strategic      None                             Ms. Taylor has served in various
                             Investment Relationships                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/Senior         Vice President/Senior            Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio         Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate         Ms. Williams has served in various
                             General Counsel/Assistant     General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/Senior         Vice President/Portfolio         Ms. Wynn has served in various
                             Equity Analyst/Portfolio      Manager                          executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(31)             Vice President/Equity         Vice President/Equity Analyst    Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas R. Zinser(32)        Vice President/Credit         Vice President/Credit Research   Mr. Zinser has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1.) Managing  Director/Global Head of Equity (2004-2007) and Director/Portfolio
     Strategist (1996-2004), SEI Investments.

(2.) Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.

(3.) Vice President, Mesirow Financial, 1993-2004.

(4.) Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
     Investment Officer, Turner Investments, 2002-2003.

(5.) Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

(6.) Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005

(7.) Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(8.) Research Analyst, Gartmore Global Investments,  2004-2007; Vice President -
     Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

(9.) Client Service Officer, Thomas Weisel Partners, 2002-2005.

(10.) Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(11.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
     1993-2005.

(12.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
     2000-2005.

(13.) Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

(14.) Securities   Litigation   Associate,   Sutherland  Asbill  &  Brennan,
     2004-2005.

(15.) Senior Fixed Income Analyst,  Chartwell  Investment  Partners,  2003-2007;
     Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

(16.) Portfolio Manager,  Transamerica  Investment  Management,  LLC, 2004-2005;
     Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

(17.) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(18.) Senior Analyst, Wells Capital Management, 2000-2006.

(19.) Executive Director,  Morgan Stanley Investment Manager,  Miller,  Anderson
     and Sherrerd, 1998-2007.

(20.) Vice President/Senior  Quantitative  Analyst,  State Street Global Markets
     LLC,  2005-2007;   Quantitative  Strategist,   Morgan  Stanley,  2004-2005;
     Investment Banker, Commerzbank Securities, 2000-2004.

(21.) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(22.) Vice President, Lehman Brothers Holdings, 2003-2007.

(23.) Principal/Portfolio   Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(24.) Senior  Research  Analyst,   Transamerica   Investment  Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(25.) Director  of  Fixed  Income  Trading,   Sovereign  Bank  Capital  Markets,
     2001-2007.

(26.) Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

(27.) Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.

(28.) Principal/Portfolio  Manager,  Transamerica  Investment  Management,  LLC,
     1998-2005.

(29.) Head Trader, McMorgan & Company, 2003-2005.

(30.) Vice President/Senior  Emerging Markets Analyst, Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(31.) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

(32.) Vice  President,  Assurant,  2006-2007;  Assistant Vice President - Senior
     Research Analyst, Delaware Investments, 2002-2006.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)  Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and
          partner  of  Delaware  Distributors,   L.P.  is  2005  Market  Street,
          Philadelphia, PA 19103-7094.

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Theodore K. Smith                     President                                   None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations            None
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                      Manager/Communications Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                      Investment Relationships and                Investment Relationships and
                                      Initiatives/General Counsel                 Initiatives/General Counsel
------------------------------------- ------------------------------------------- ------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                      Sales Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice                                 Senior Vice President/Chief Financial
                                      President/Controller/Treasurer/Financial    Officer
                                      Operations Principal
------------------------------------- ------------------------------------------- ------------------------------------------
James L. Shields                      Senior Vice President/Chief Information     None
                                      Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant            None
                                      Relationship Manager
------------------------------------- ------------------------------------------- ------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager   None
------------------------------------- ------------------------------------------- ------------------------------------------
Mary Ellen M. Carrozza                Vice President/Client Services              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Associate General            Vice President/Associate General
                                      Counsel/Assistant Secretary                 Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Deputy General               Vice President/Deputy General
                                      Counsel/Secretary                           Counsel/Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                     Vice President - Taxation
------------------------------------- ------------------------------------------- ------------------------------------------
Matthew B. Golden                     Vice President/Service Center               None
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                      Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and       Vice President - Financial Planning and
                                      Reporting                                   Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications     None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President/Facilities &             None
                                      Administrative Services
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President/Associate Product            None
                                      Management Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                      Secretary                                   Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

     (b)(1) Lincoln  Financial  Distributors,  Inc.  ("LFD") serves as financial intermediary  wholesaler  for all the  mutual  funds  in the  Delaware
          Investments Family of Funds.

     (b)(2) Information  with respect to each officer and partner of LFD and the
          Registrant is provided below.  Unless  otherwise  noted, the principal business  address of each  officer  and  partner of LFD is 2001 Market
          Street, Philadelphia, PA 19103-7055.

---------------------------------------- --------------------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                      Positions and Offices with
                                                                                                    Registrant
---------------------------------------- --------------------------------------------- -------------------------------------
Terrence J. Mullen                       President and Chief Executive Officer                         None
---------------------------------------- --------------------------------------------- -------------------------------------
David M. Kittredge                       Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Nancy Briguglio                          Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Patrick J. Caulfield                     Vice President;Chief Compliance Officer                       None
---------------------------------------- --------------------------------------------- -------------------------------------
Randal J. Freitag                        Vice President;Treasurer                                      None
---------------------------------------- --------------------------------------------- -------------------------------------
Deana M. Friedt                          Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Amy W. Hester                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Daniel P. Hickey(1)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Karina Istvan                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Sharon G. Marnien                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Thomas F. Murray                         Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
James Ryan                               Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Keith J. Ryan                            Vice President and Chief Financial Officer                    None
---------------------------------------- --------------------------------------------- -------------------------------------
Joel Schwartz                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Marjorie Snelling                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
(1) 350 Church Street, Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28.  Location  of  Accounts  and  Records.  All  accounts  and records required to be maintained by Section 31(a) of the  Investment  Company
          Act of 1940 and the rules under that  section are  maintained  at 2005
          Market  Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,
          Kansas City, MO 64105.

Item 29.  Management Services. None.

Item 30.  Undertakings. Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  16th day of
October, 2008.

                            DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                            By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                                Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                                      Title                                                      Date
---------------------------------------------- ---------------------------------------------------------- ------------------------------

/s/ Patrick P. Coyne                Chairman/President/Chief Executive Officer (Principal      October 16, 2008
Patrick P. Coyne                    Executive Officer) and Trustee

Thomas L. Bennett*                  Trustee                                                    October 16, 2008
Thomas L. Bennett

John A. Fry*                        Trustee                                                    October 16, 2008
John A. Fry

Anthony D. Knerr*                   Trustee                                                    October 16, 2008
Anthony D. Knerr

Lucinda S. Landreth*                Trustee                                                    October 16, 2008
Lucinda S. Landreth

Ann R. Leven*                       Trustee                                                    October 16, 2008
Ann R. Leven

Thomas F. Madison*                  Trustee                                                    October 16, 2008
Thomas F. Madison

Janet L. Yeomans*                   Trustee                                                    October 16, 2008
Janet L. Yeomans

J. Richard Zecher*                  Trustee                                                    October 16, 2008
J. Richard Zecher

Richard Salus*                      Senior Vice President/Chief Financial Officer              October 16, 2008
Richard Salus                              (Principal Financial Officer)

                                               *By: /s/ Patrick P. Coyne
                                                    Patrick P. Coyne
                                                 as Attorney-in-Fact for
                                              each of the persons indicated
                                    (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
               (Delaware Group Global & International Funds N-1A)

Exhibit No.       Exhibit

EX-99.g.1      Executed  Mutual Fund Custody and Services  Agreement  (July
               20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii   Executed  Schedule  B  (June  2008)  to the  Shareholder
               Services Agreement between Delaware Service Company, Inc. and the
               Registrant

EX-99.n.1      Plan under Rule 18f-3 (August 31, 2006)

EX-99.n.1.i    Appendix A (April 30, 2008) to Plan under Rule 18f-3

EX-99.p.1      Code of Ethics for the Delaware  Investments Family of Funds
               (August 2008)

EX-99.p.2      Code of Ethics for Delaware Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (August 2008)